DELAWARE IVY TOTAL RETURN BOND FUND
DELAWARE IVY HIGH YIELD FUND
100 Independence
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Information Statement/Prospectus is being provided to inform you that each of Delaware Ivy Total Return Bond Fund and Delaware Ivy High Yield Fund (each, an “Acquired Fund” and together, the “Acquired Funds”) will be reorganized with and into a corresponding fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”), as follows (each, a “Reorganization” and together, the “Reorganizations”), on or about April 26, 2024 (“Reorganization Date”):

Acquired Funds	Acquiring Funds
Delaware Ivy Total Return Bond Fund, a series of Ivy Funds	Delaware Ivy Global Bond Fund, a series of Ivy Funds
Delaware Ivy High Yield Fund, a series of Ivy Funds	Delaware Ivy High Income Fund, a series of Ivy Funds

Each of the Acquired Funds and the Acquiring Funds is a series of Ivy Funds (the Trust).

The Information Statement/Prospectus discusses the Reorganizations and provides you with information that you should consider.  The Board of Trustees of the Trust approved the Reorganizations and concluded that each Reorganization is in the best interests of each Acquired Fund and its shareholders.

Please review the information in the Information Statement/Prospectus. You do not need to take any action regarding your account because no shareholder vote is required.  On the Reorganization Date, your shares of the Acquired Fund(s) will be converted automatically at net asset value into shares of the same class of the corresponding Acquiring Fund.

The investment objectives, strategies, and risks of each Acquired Fund are similar, but also differ in certain respects, from those of the corresponding Acquiring Fund. The enclosed Information Statement/Prospectus provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund(s) is appropriate for them. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the relevant Reorganization. No contingent deferred sales charge will be assessed in connection with any redemption of your shares of an Acquired Fund prior to a Reorganization.

If you have any questions, please call 800-523-1918.

INFORMATION STATEMENT/PROSPECTUS

TABLE OF CONTENTS

THE REORGANIZATIONS	3
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS	3
HOW DO THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE ACQUIRED FUNDS COMPARE AGAINST THOSE OF THE ACQUIRING FUNDS?	3
INFORMATION ABOUT THE FUNDS	17
HOW CAN I COMPARE THE COSTS OF INVESTING IN ACQUIRED FUND SHARES WITH THE COST OF INVESTING IN ACQUIRING FUND SHARES OF THE COMPARABLE CLASS?	17
HOW CAN I COMPARE THE COSTS OF INVESTING IN ACQUIRED FUND SHARES WITH THE COST OF INVESTING IN ACQUIRING FUND SHARES OF THE COMPARABLE CLASS?	20
WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE REORGANIZATIONS?	22
WHO MANAGES THE FUNDS?	22
HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?	24
WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?	28
WHAT ARE OTHER KEY FEATURES OF THE FUNDS?	29
REASONS FOR THE REORGANIZATIONS	51
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	53
HOW WILL THE REORGANIZATIONS BE CARRIED OUT?	53
WHO WILL PAY THE EXPENSES OF THE REORGANIZATIONS?	53
WHAT ARE THE TAX CONSEQUENCES OF EACH REORGANIZATION?	54
WHAT SHOULD I KNOW ABOUT SHARES OF THE ACQUIRED FUND AND ACQUIRING FUND?	57
WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE REORGANIZATIONS?	58
DO THE TRUSTEES AND OFFICERS OWN SHARES OF THE FUNDS?	60
WHO ARE THE CONTROL PERSONS AND OWNERS OF RECORD OR BENEFICIALLY 5% OR MORE OF ANY CLASS OF A FUND’S OUTSTANDING EQUITY SECURITIES?	60
MORE INFORMATION ABOUT THE FUNDS	64
EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS	67

DELAWARE IVY TOTAL RETURN BOND FUND
DELAWARE IVY HIGH YIELD FUND
100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800-523-1918

INFORMATION STATEMENT/PROSPECTUS

Dated March 4, 2024

Acquisition of the Assets of:
DELAWARE IVY TOTAL RETURN BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY GLOBAL BOND FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE IVY HIGH YIELD FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY HIGH INCOME FUND (a series of Ivy Funds)

This Information Statement/Prospectus is being furnished to shareholders of Delaware Ivy Total Return Bond Fund and Delaware Ivy High Yield Fund (each, an “Acquired Fund” and together, the “Acquired Funds”). Each of the Acquired Funds will be reorganized into a corresponding fund as indicated below (each, an “Acquiring Fund” and together, the “Acquiring Funds”), on or about April 26, 2024 (“Reorganization Date”).

Acquired Funds	Acquiring Funds
Delaware Ivy Total Return Bond Fund, a series of Ivy Funds	Delaware Ivy Global Bond Fund, a series of Ivy Funds
Delaware Ivy High Yield Fund, a series of Ivy Funds	Delaware Ivy High Income Fund, a series of Ivy Funds

The Acquired Funds and Acquiring Funds together are referred to as the “Funds.”

Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill (Assets) of each Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) the Trust, on behalf of each Acquiring Fund, will assume the liabilities of the corresponding Acquired Fund, in exchange for shares of the Acquiring Fund. According to the Plan, each Acquired Fund will be liquidated and dissolved following the Reorganization. The Board of Trustees of the Trust (the “Board”) has approved the Plan and each Reorganization.  Shareholders of the Acquired Funds are not required to and are not being asked to approve the Plan or the Reorganizations. Pursuant to the Plan, holders of Class A, Class C, Class I, and Class R6 shares, as applicable, of each Acquired Fund will receive shares of equal aggregate net asset value (“NAV”) of Class A, Class C, Class I, and Class R6 shares, as applicable, respectively, of the corresponding Acquiring Fund. Each Acquiring Fund will be the accounting survivor of the related Reorganization.
Each Fund is a diversified series of the Trust. Delaware Management Company (“DMC” or the “Manager”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) serves as the investment advisor for the Funds.
3

This Information Statement/Prospectus sets forth the information that you should know about the Reorganizations. You should retain this Information Statement/Prospectus for future reference.  A Statement of Additional Information dated March 4, 2024 (the “SAI”), relating to this Information Statement/Prospectus, contains additional information about the Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (the SEC) and is incorporated herein by reference.

The prospectuses of the Acquiring Funds (“Acquiring Fund Prospectuses”) are intended to provide you with information about each Acquiring Fund and are incorporated herein by reference. The prospectuses of the Acquired Funds (“Acquired Fund Prospectuses”) provide additional information about the Acquired Funds and are incorporated herein by reference. Relevant information about the Acquired Fund Prospectuses and Acquiring Fund Prospectuses are as follows:

Acquired Fund Prospectuses	Acquiring Fund Prospectuses
Delaware Ivy Total Return Bond Fund – dated Jan. 29, 2024 (1933 Act File No. 033-45961)	Delaware Ivy Global Bond Fund – dated July 31, 2023 (1933 Act File No. 033-45961)
Delaware Ivy High Yield Fund – dated Jan. 29, 2024 (1933 Act File No. 033-45961)	Delaware Ivy High Income Fund – dated July 31, 2023 (1933 Act File No. 033-45961)

You can request a free copy of any of the Funds’ Prospectuses, SAIs, Annual Reports, or Semiannual Reports by calling 800 523-1918 or by writing to the Funds c/o Delaware Funds by Macquarie, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or c/o Delaware Funds by Macquarie® Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).

Additional information about each Fund can be viewed online from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus.  Any representation to the contrary is a criminal offense.

THE REORGANIZATIONS
At a meeting held on January 16, 2024, the Board, including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of each of the Funds, considered the proposal to reorganize each Acquired Fund with and into the corresponding Acquiring Fund, and approved the Plan.

The Reorganizations will result in your Acquired Fund shares being exchanged for the corresponding Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund(s). In particular, shareholders of Class A, Class C, Class I, and Class R6 shares, as applicable, of each Acquired Fund will receive shares of equal aggregate net asset value of Class A, Class C, Class I, and Class R6 shares, as applicable, respectively, of the corresponding Acquiring Fund. This means that you will cease to be an Acquired Fund shareholder and will become an Acquiring Fund shareholder. This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on the Reorganization Date. Class A shareholders of the Acquired Funds, as applicable, will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Funds. Additionally, Class C shareholders of the Acquiring Funds, as applicable, will not incur any contingent deferred sales charge for the exchange of their shares for Class C shares of the corresponding Acquiring Fund. Subsequent purchases of Class A shares or Class C shares of an Acquiring Fund will, however, be subject to applicable sales charges.

For the following reasons and the reasons set forth below under “Reasons for the Reorganization,” the Board has determined that each Reorganization is in the best interests of each Fund and its shareholders.  The Board has also determined that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganizations, based upon information provided to the Board. In making these determinations, the Board noted the recommendation of DMC, the Funds’ investment manager, and considered the following, among other factors: (i) each Acquiring Fund and its corresponding Acquired Fund share substantially similar or identical investment objectives, similar principal investment strategies and principal risks, and identical fundamental investment restrictions, (ii) each Acquiring Fund and its corresponding Acquired Fund have the same portfolio management teams and a high degree of portfolio holding overlap, which is anticipated to mitigate transaction costs in connection with the Reorganization; (iii) each Acquiring Fund’s overall total expense ratios are expected to be equal to or lower than the corresponding Acquired Fund’s total expense ratio following Reorganizations, taking into account applicable expense limitation arrangements; (iv) each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders; (v) the reduced number of substantially similar Funds should benefit distribution efforts, amongst other reasons; (vi) the performance of the Funds across the various periods, noting favorable Acquiring Fund performance across various periods as compared to the corresponding Acquired Fund in certain cases; (vii) the assets under management of each Fund (e.g., smaller funds going into larger funds) and DMC’s view on ability to garner additional assets of each Fund outside of the relevant Reorganization; and (viii) each Reorganization will be structured so it qualifies as a tax-free reorganization.

At the same time that Delaware Ivy High Yield Fund shareholders are being notified of the Reorganization of Delaware Ivy High Yield Fund into Delaware Ivy High Income Fund, Delaware High-Yield Opportunities Fund shareholders are being asked to approve the reorganization of Delaware High-Yield Opportunities Fund into Delaware Ivy High Income Fund (the “Delaware High Yield Reorganization”). A separate proxy statement/prospectus is being mailed to the Delaware High-Yield Opportunities Fund shareholders. The Reorganization of Delaware Ivy High Yield Fund into Delaware Ivy High Income Fund is not contingent on the approval and consummation of the Delaware High Yield Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?
This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds and the Acquiring Funds. More complete information may be found in the Funds’ Prospectuses and SAIs.  For a complete description of an Acquiring Fund’s investment objectives, investment strategies, and risks, you should read the Acquiring Fund Prospectus.

REORGANIZATION OF DELAWARE IVY TOTAL RETURN BOND FUND INTO DELAWARE IVY GLOBAL BOND FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have substantially similar investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy Total Return Bond Fund (Acquired Fund)	Delaware Ivy Global Bond Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy Total Return Bond Fund seeks to provide total return through a combination of current income and capital appreciation.	What is the Fund’s investment objective? Delaware Ivy Global Bond Fund seeks to provide a combination of current income and capital appreciation.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have substantially similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

The Acquiring Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and US issuers. The Acquired Fund similarly seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Unlike the Acquiring Fund, the Acquired Fund does not specify that it will invest in foreign and US issuers in its 80% policy, but accommodates such investments, and the Acquired Fund may invest in such issuers as part of its principal investment strategies. Accordingly, the policies are materially similar. Each Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. Under normal circumstances, the Acquiring Fund invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in securities of non-US issuers, including those located in at least three countries including the United States. Similarly, under normal circumstances, the Acquired Fund invests at least 40% of its total assets in securities of non-US issuers. Each Fund may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the US dollar, although the Acquired Fund will limit its foreign currency exposure (from non-US dollar-denominated securities or currencies) to 75% of its total assets.

Each Fund may invest in both investment and non-investment-grade securities. The Acquired Fund may invest up to 50% of its total assets, and the Acquiring Fund may invest up to 35% of its total assets, in non-investment grade debt securities, or high yield or junk bonds, which include bonds rated BB+ or below by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined to be of comparable quality by the Manager.

Each Fund will use derivatives for both hedging and nonhedging purposes. For example, the Funds may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Funds will not use derivatives for reasons inconsistent with their investment objectives.

The Manager may consider analysis of environmental, social and governance (ESG) factors in evaluating investments for both of the Funds. This analysis considers various inputs, including metrics sourced from external parties and ESG research providers; commitments on ESG progress from issuers; specific bond formats (such as green or sustainability-linked bonds); issuer engagement; and other external and proprietary inputs to judge the issuer’s contribution to improvements in ESG practice. Each Fund may favor securities of issuers that are judged by the Manager to meet high

ESG standards, and may avoid investment in certain industry sectors, or in securities of issuers that are judged to not meet the Manager’s ESG requirements. The Manager relies on a proprietary ESG framework where issuers are assessed on their exposure to, and management of, environmental, social and governance risks. The Manager’s ESG framework relies on its quantitative and qualitative analysis of factors such as industry sector, issuer specific factors such as history and management, and data from multiple sources, including government reports, company filings and external data providers. This framework is subjective in nature and not intended to be an exhaustive list of all possible risks and are provided as an indication of the types of factors being utilized by the Manager.

Each Fund may invest in bonds of any maturity, and the Acquired Fund may invest in bonds of any duration. Each Fund may invest in mortgage-backed securities and other asset-backed securities.

Delaware Ivy Total Return Bond Fund (Acquired Fund)	Delaware Ivy Global Bond Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy Total Return Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Under normal circumstances, the Fund invests at least 40% of its total assets in securities of non-US issuers. The Fund may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the US dollar, although the Fund will limit its foreign currency exposure (from non-US dollar-denominated securities or currencies) to 75% of its total assets as described below.  The Fund has the flexibility to invest in any form of debt security, including, but not limited to, US government and foreign government securities, corporate bonds, convertible and non-convertible bonds, inflation-indexed bonds, and asset- and mortgage-backed securities. The Fund also may invest in currencies. The Fund may invest directly in the debt securities listed above, as well as in derivatives instruments that provide investment exposure to such debt securities. The Fund is unconstrained in its investment approach, meaning that it is not limited by the types of investments in a particular securities index, nor is it limited to any single type of investment strategy.

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Global Limited (MIMGL) with respect to its role as sub-advisor of the Fund.

The Manager may consider analysis of environmental, social and governance (ESG) factors in evaluating investments for the Fund. This analysis considers various inputs, including metrics sourced from external parties and ESG research providers; commitments on ESG progress from issuers; specific bond formats (such as green or sustainability-linked bonds); issuer engagement; and other external and proprietary inputs to judge the issuer’s contribution

What are the Fund’s principal investment strategies?

Delaware Ivy Global Bond Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and US issuers. The Fund may invest in debt securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or US companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or US governments. Under normal circumstances, the Fund invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in securities of non-US issuers, including those located in at least three countries including the United States. Non-US issuers are those that are (1) economically tied to a non-US country or countries, or (2) issued or guaranteed by a company domiciled in, or government of, a non-US country. The Fund may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the US dollar. The Fund may invest in securities of any maturity.

The Fund may invest in both investment and non-investment-grade securities. It may invest up to 35% of its total assets in non-investment-grade bonds, commonly called “high-yield” or “junk” bonds, that include bonds rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Fund will invest in non-investment-grade securities only if the Manager deems the risks to be consistent with the Fund’s objectives.

The Manager may consider analysis of environmental, social and governance (ESG) factors in evaluating investments for the Fund. This analysis considers various inputs, including metrics sourced to improvements in ESG practice. The Fund may favor securities of issuers that are judged by the Manager to meet high ESG standards, and may avoid investment in certain industry sectors, or in securities of issuers that are judged to not meet the Manager’s ESG requirements.  The Manager relies on a proprietary ESG framework where issuers are assessed on their exposure to, and management of, environmental, social and governance risks. The Manager’s ESG framework relies on its quantitative and qualitative analysis of factors such as industry sector, issuer specific factors such as history and management, and data from multiple sources, including government reports, company filings and external data providers. This framework is subjective in nature and not intended to be an exhaustive list of all possible risks and are provided as an indication of the types of factors being utilized by the Manager.

As described in more detail below, the Fund expects to use derivatives for various purposes. The Fund may take long positions in derivatives (the values of which typically move in the same direction as the prices of the underlying investments) and short positions in derivatives (the values of which typically move in the opposite direction from the prices of the underlying investments).

The Fund may invest in debt securities of any credit rating and may invest up to 50% of its total assets in non-investment grade debt securities, or high yield or junk bonds, which include bonds rated BB+ or below by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined to be of comparable quality by the Manager.

The Fund may invest in debt securities from any market or country or denominated in any currency, including issuers located in, and/or generating revenue from, both developed and emerging markets. The Fund will limit its foreign currency exposure (from non-US dollar-denominated securities or currencies) to 75% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund expects to use a variety of derivatives instruments for various purposes.

The Fund may invest in bonds of any maturity or duration.

from external parties and ESG research providers; commitments on ESG progress from issuers; specific bond formats (such as green or sustainability-linked bonds); issuer engagement; and other external and proprietary inputs to judge the issuer’s contribution to improvements in ESG practice. The Fund may favor securities of issuers that are judged by the Manager to meet high ESG standards, and may avoid investment in certain industry sectors, or in securities of issuers that are judged to not meet the Manager’s ESG requirements. The Manager relies on a proprietary ESG framework where issuers are assessed on their exposure to, and management of, environmental, social and governance risks. The Manager’s ESG framework relies on its quantitative and qualitative analysis of factors such as industry sector, issuer specific factors such as history and management, and data from multiple sources, including government reports, company filings and external data providers. This framework is subjective in nature and not intended to be an exhaustive list of all possible risks and are provided as an indication of the types of factors being utilized by the Manager.

The Fund may invest in mortgage-backed securities and other asset-backed securities.

The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forwards, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Manager may look at a number of factors in selecting securities for the Fund’s portfolio including: identifying fundamental global themes; country analysis (economic, legislative/judicial and

7

The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

MIMGL, an affiliate of the Manager, serves as the Fund’s sub-advisor and manages the Fund’s assets. The Manager may seek investment advice and recommendations from its other affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together with MIMGL, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, capital structure, management, strategy and accounting); the maturity, quality, and denomination (US dollar, euro, yen, other) of the issue; domicile, market share and industry of the issuer; and analysis of the issuer’s profit history through various economic cycles.

Generally, in determining whether to sell a security, the Manager continues to analyze the factors considered for buying the security. The Manager also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. The Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Capital repatriation risk, Credit risk, Derivatives risk, Emerging markets risk, Fixed income risk, Currency risk, Foreign risk, Interest rate risk, High yield (junk bond) risk, Mortgage-backed and asset-backed securities risk, US government securities risk, Environmental, social and governance (ESG) investing risk, Liquidity risk¸ Government and regulatory risk, IBOR risk, and Active management and selection risk.

In addition, the Acquired Fund is subject to Convertible security risk, Duration risk, Foreign currency exchange transactions and forward foreign currency contracts risk, Foreign government/supranational risk, Portfolio turnover risk, and Geographic focus risk. The Acquiring Fund is also subject to Bank loans and other direct indebtedness risk and discloses Prepayment risk as a standalone risk. The Acquiring Fund also discloses Convertible security risk, Foreign currency exchange transactions and forward foreign currency contracts risk and Foreign government/supranational risk as non-principal investment risks.

The Acquired Fund and Acquiring Fund also share similar risks, but describe them differently in certain instances. For instance, while the Acquired Fund does not disclose Prepayment risk as a standalone principal investment risk, the Acquired Fund discloses a Fixed income risk, which addresses prepayment risk.

Even though the Acquired Fund and Acquiring Fund share many of the same types of principal risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a substantially similar risk/return profile.

Acquired Fund	Acquiring Fund
Capital repatriation risk	Capital repatriation risk
Convertible security risk
Credit risk	Credit risk
Derivatives risk	Derivatives risk
Duration risk
Emerging markets risk	Emerging markets risk
Prepayment risk
Fixed income risk	Fixed income risk
Foreign currency exchange transactions and forward foreign currency contracts risk
Currency risk	Currency risk
Foreign government/supranational risk
Foreign risk	Foreign risk
Interest rate risk	Interest rate risk
Bank loans and other direct indebtedness risk
High yield (junk bond) risk	High yield (junk bond) risk
Mortgage-backed and asset-backed securities risk	Mortgage-backed and asset-backed securities risk
Portfolio turnover risk
Geographic focus risk
US government securities risk	US government securities risk
Environmental, social and governance (ESG) investing risk	Environmental, social and governance (ESG) investing risk
Liquidity risk	Liquidity risk
Government and regulatory risk	Government and regulatory risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Capital repatriation risk. (Acquired Fund and Acquiring Fund) The risk that a fund may be unable to repatriate capital from its investments, in whole or in part, which may have an adverse effect on the cash flows and/or performance of the fund. Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely.

Convertible security risk. (Acquired Fund) The risk that the value of a convertible security may be influenced by changes in interest rates, with investment valued declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer of a convertible security and other factors also may have an effect on the convertible security’s investment value. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Derivatives risk. (Acquired Fund and Acquiring Fund) Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the Manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Duration risk. (Acquired Fund) The risk that longer-duration debt securities are more likely to decline in price than shorter duration debt securities in a rising interest rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes.

Emerging markets risk. (Acquired Fund and Acquiring Fund) The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Prepayment risk. (Acquiring Fund) The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Fixed income risk. (Acquired Fund and Acquiring Fund) The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Foreign currency exchange transactions and forward foreign currency contracts risk. (Acquired Fund) The risk that a fund’s use of foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement) may increase the possibility of default by the counterparty to the transaction and, to the extent the Manager's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Currency risk. (Acquired Fund and Acquiring Fund) The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Foreign government/supranational risk. (Acquired Fund) The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Foreign risk. (Acquired Fund and Acquiring Fund) The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Bank loans and other direct indebtedness risk. (Acquiring Fund). The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk. (Acquired Fund and Acquiring Fund) Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.
Portfolio turnover risk. (Acquired Fund) High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Geographic focus risk. (Acquired Fund) The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

US government securities risk. (Acquired Fund and Acquiring Fund) The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the “faith and credit” of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the US Treasury.

Environmental, social and governance (ESG) investing risk. (Acquired Fund and Acquiring Fund) ESG investing risk is the risk that a fund’s strategy may exclude securities of certain issuers for non-financial reasons and the fund may forgo some market opportunities available to funds that do not integrate ESG factors in investment decisions. In addition, there is a risk that the companies identified by a fund’s ESG factors will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk. (Acquired Fund and Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Funds have adopted identical fundamental investment restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

For both Funds, an investment policy or restriction that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and restrictions.

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

7. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

REORGANIZATION OF DELAWARE IVY HIGH YIELD FUND INTO DELAWARE IVY HIGH INCOME FUND

Investment Objectives. The Acquired Fund and Acquiring Fund have identical investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Ivy High Yield Fund (Acquired Fund)	Delaware Ivy High Income Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Ivy High Yield Fund seeks to provide total return through a combination of high current income and capital appreciation.	What is the Fund’s investment objective? Delaware Ivy High Income Fund seeks to provide total return through a combination of high current income and capital appreciation.

Principal Investment Strategies.  The Acquired Fund and Acquiring Fund have similar principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

The Acquiring Fund and the Acquired Fund each seek to achieve their respective investment objectives by investing primarily in a diversified portfolio of high-yield, lower-quality fixed-income securities of US and foreign issuers, the risks of which are, in the judgment of the Manager consistent with the Fund’s objective. For both Funds, lower-quality debt securities include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Acquiring Fund also may invest in secured and unsecured loan assignments, loan participations and other loan instruments (loans) of US and foreign issuers. Under normal circumstances, the Acquired Fund invests at least 80% of its net assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds (the 80% policy). The Acquiring Fund does not have a similar 80% policy, but may invest up to 100% of its total assets in such securities. The Acquired Fund’s 80% policy is nonfundamental, and may be changed without shareholder approval.

Each Fund may invest up to 100% of its total assets in foreign debt securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Funds may invest have diverse operations, with products or services in foreign markets. Therefore, the Funds may have indirect exposure to various foreign markets through investments in these companies, even if a Fund is not invested directly in such markets. Each Fund may invest in fixed-income securities of any maturity, but the Acquired Fund intends to invest primarily in intermediate and long-term corporate obligations.

The Acquiring Fund may also invest in restricted securities.

Delaware Ivy High Yield Fund (Acquired Fund)	Delaware Ivy High Income Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Delaware Ivy High Yield Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, lower-quality fixed-income securities of US and foreign issuers, the risks of which are, in the judgment of the Manager, consistent with the Fund’s investment objective. Under normal circumstances, the Fund invests at least 80% of its net assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds. Such bonds include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO), or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 100% of its total assets in non-investment grade debt securities.

The Fund also may invest up to 20% of its total assets in lower-quality debt securities that are considered investment grade securities rated by S&P (or comparably rated by another NRSRO, or, if unrated, determined by the Manager to be of comparable quality). The Fund may invest in fixed-income

What are the Fund’s principal investment strategies?

Delaware Ivy High Income Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the judgment of Delaware Management Company (Manager) consistent with the Fund’s objective. The Fund invests primarily in lower-quality debt securities, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 100% of its total assets in non-investment-grade debt securities, commonly called “high-yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest in fixed-income securities of any maturity.

securities of any maturity and in companies of any size, but intends to invest primarily in intermediate and long-term corporate obligations.

The Fund may invest up to 100% of its total assets in foreign debt securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In selecting securities for the Fund, the Manager combines a top-down (assessing the market environment) and bottom-up (researching individual issuers) investment philosophy, with a strong focus on a security’s relative value. From a top-down perspective, the Manager considers both industry specific trends and other macroeconomic events that are impacting issuers.

Generally, in determining whether to sell a security, the Manager utilizes the same factors it considers for buying a security, in addition to its relative valuation. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes to be more attractive opportunities, or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Fund may invest up to 100% of its total assets in foreign securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may invest in restricted securities.

Although the Manager considers credit ratings in selecting investments for the Fund, the Manager bases its investment decisions for a particular instrument primarily on its own credit analysis and not on a NRSRO’s credit rating. In selecting securities, the Manager may conduct an initial screening of issuers based on characteristics such as yield, performance, maturity and relative value across and within sectors. Following its initial screening, the Manager may look at a number of factors beginning with a primarily bottom-up (researching individual issuers) analysis that includes extensive modeling and talking with a company’s management team, industry consultants and sell-side research to help formulate opinions, and progressing to consideration of the current economic environment, the direction and level of interest rates and inflation, and industry fundamentals and trends in the general economy. Other factors considered include a company’s financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, competitive advantage and capital structure and future capital needs. Initial position sizes are determined based on factors that include size of issue, rating, duration, coupon, call-ability, exposure to a specific industry and leverage.

The Manager attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure that the Manager believes to be most attractive, which may include secured and/or unsecured loans, floating rate notes and/or secured and/or unsecured high-yield bonds. For example, if the Manager believes that market conditions are favorable for a particular type of fixed-income instrument, such as high-yield bonds, most or all of the fixed-income instruments in which the Fund invests may be high-yield bonds. Similarly, if the Manager believes that market conditions are favorable for loans, most or all of the fixed-income instruments in which the Fund invests may be loans, including second-lien loans which typically are lower in the capital structure and less liquid than first-lien loans.

Generally, in determining whether to sell a security, the Manager considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, a deterioration of the company’s financial model, credit quality or credit standing, and/or a change in management’s consideration of its creditors. The Manager also may sell a security if, in the Manager’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness and other investments with greater potential exist. The Manager also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to Credit risk, Fixed income risk, Interest rate risk, High yield (junk bond) risk, Liquidity risk, IBOR risk, and Active management and selection risk.

In addition, the Acquiring Fund is subject to Bank loans and other direct indebtedness risk, Restricted securities risk, Currency risk, and Prepayment risk. The Acquired Fund discloses Restricted securities risk and Currency risk as non-principal investment risks.

The Acquired Fund and Acquiring Fund also share similar risks, but describe them differently in certain circumstances. For instance, the Acquired Fund’s prospectus does not a standalone Prepayment risk, it includes Fixed income risk, which addresses prepayment risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund

Credit risk	Credit risk
Bank loans and other direct indebtedness risk
Restricted securities risk
Fixed income risk	Fixed income risk
Currency risk
Foreign risk	Foreign risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk	High yield (junk bond) risk
Liquidity risk	Liquidity risk
Prepayment risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Bank loans and other direct indebtedness risk. (Acquiring Fund) The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Restricted securities risk. (Acquiring Fund) The risk that restricted securities are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. These securities include private placements or other unregistered securities, such as “Rule 144A Securities”, which are securities that may be sold only to qualified institutional buyers pursuant to the Securities Act of 1933, as amended (1933 Act). Privately placed securities, Rule 144A securities and other restricted securities may have the effect of increasing the level of Fund illiquidity to the extent the Fund finds it difficult to sell these securities when the Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid, or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair market value of such securities for purposes of computing the NAV of the Fund.

Fixed income risk. (Acquired Fund and Acquiring Fund) The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency risk. (Acquiring Fund) The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Foreign risk. (Acquired Fund and Acquiring Fund) The risk that foreign securities (with respect to the Acquiring Fund, particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Prepayment risk. (Acquiring Fund) The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Funds have adopted identical fundamental investment restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.

An investment policy or restriction that states a maximum percentage of a Fund’s assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, a Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and restrictions.

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

7. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

What is the historical portfolio turnover of each of the Funds?

The following tables show each Fund’s portfolio turnover rates for the past two fiscal years:

Funds	Portfolio Turnover Rate
Delaware Ivy Total Return Bond Fund (Acquired Fund)
Fiscal year ended 9/30/23	127%
Fiscal year ended 9/30/22	105%
Delaware Ivy Global Bond Fund (Acquiring Fund)
Fiscal year ended 3/31/23	124%
Fiscal year ended 3/31/22	50%
Delaware Ivy High Yield Fund (Acquired Fund)
Fiscal year ended 9/30/23	42%
Fiscal year ended 9/30/22	47%
Delaware Ivy High Income Fund (Acquiring Fund)
Fiscal year ended 3/31/23	50%
Fiscal year ended 3/31/22	48%

Portfolio turnover may generate realized capital gains. Management believes this risk to be extremely low as each Acquiring Fund holds substantially the same securities as the corresponding Acquired Fund; therefore, it is anticipated that any repositioning of Acquired Fund assets prior to each Reorganization and associated portfolio turnover and portfolio transaction costs will be de minimis. Accordingly, management believes the risk of generating realized capital gains due to portfolio turnover in connection with each Reorganization to be extremely low.  Additional capital gains may be incurred due to unforeseen shareholder redemptions.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Funds, depending on the share class you hold.  The pro forma expense ratios show projected estimated expenses anticipated to be charged by the Acquiring Fund shares, assuming the Reorganization is completed, but actual expenses may be greater or less than those shown. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.  The operating expenses shown for the Funds are based on expenses incurred as of the dates listed below:

REORGANIZATION OF DELAWARE IVY TOTAL RETURN BOND FUND INTO DELAWARE IVY GLOBAL BOND FUND

Neither the Acquired Fund nor the Acquiring Fund has reached a breakpoint in its investment advisory fee. However, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will achieve an investment advisory fee breakpoint, and Acquiring Fund and Acquired Fund shareholders will experience a reduction in investment advisory fees upon the Reorganization. It is further anticipated that, with waivers, the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. These waivers will be in place for one year from the closing of the Reorganization and may only be terminated prior to that date by agreement of the Manager and the combined Acquiring Fund.

Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Delaware Ivy Total Return Bond Fund as of September 30, 2023
Class A into Acquiring Fund Class A	4.50%	None[1]	0.90%	0.25%	1.16%	2.31%	(1.11%)[2]	1.20%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.90%	1.00%	1.25%	3.15%	(1.20%)[2]	1.95%
Class I into Acquiring Fund Class I	None	None	0.90%	None	1.01%	1.91%	(0.96%)[2]	0.95%
Class R6 into Acquiring Fund Class R6	None	None	0.90%	None	0.88%[3]	1.78%	(1.06%)[2]	0.72%
Delaware Ivy Global Bond Fund as of September 30, 2023
Class A	4.50%	None[1]	0.63%	0.25%	0.18%	1.06%	(0.10%)[4]	0.96%
Class C	None	1.00%[1]	0.63%	1.00%	0.18%	1.81%	(0.10%)[4]	1.71%
Class I	None	None	0.63%	None	0.18%	0.81%	(0.10%)[4]	0.71%
Class R6	None	None	0.63%	None	0.14%	0.77%	(0.18%)[4]	0.59%
Pro Forma Delaware Ivy Global Bond Fund as of April 26, 2024
Class A	4.50%	None[1]	0.62%	0.25%	0.31%	1.18%	(0.22%)[5]	0.96%
Class C	None	1.00%[1]	0.62%	1.00%	0.31%	1.93%	(0.22%)[5]	1.71%
Class I	None	None	0.62%	None	0.31%	0.93%	(0.22%)[5]	0.71%
Class R6	None	None	0.62%	None	0.17%[3]	0.79%	(0.20%)[5]	0.59%
1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
2 The Delaware Ivy Total Return Bond Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Delaware Ivy Total Return Bond Fund’s average daily net assets for all classes other than Class R6, and 0.72% of the Delaware Ivy Total Return Bond Fund’s Class R6 shares’ average daily net assets, from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Total Return Bond Fund.
3 “Other expenses” account for Class R6 shares not being subject to certain expenses described in the section of the prospectus entitled “Choosing a share class.”
4 The Delaware Ivy Global Bond Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.71% of the Delaware Ivy Global Bond Fund's average daily net assets for all classes other than R6, and 0.59% of the Delaware Ivy Global Bond Fund’s Class R6 shares’ average daily net assets, from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Global Bond Fund.
5 Effective upon the closing of the Reorganization, the Delaware Ivy Global Bond Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.71% of the Delaware Ivy Global Bond Fund’s average daily net assets for all share classes other than R6 and 0.59% of the Delaware Ivy Global Bond Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy Global Bond Fund.
REORGANIZATION OF DELAWARE IVY HIGH YIELD FUND INTO DELAWARE IVY HIGH INCOME FUND

The Acquiring Fund, but not the Acquired Fund, has currently reached breakpoints in the investment advisory fee. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and Acquired Fund shareholders will experience a decrease in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain the same and Acquired Fund shareholders will experience no change or a decrease in total annual fund operating expenses upon the Reorganization. These waivers will be in place for one year from the closing of the Reorganization and may only be terminated prior to that date by agreement of the Manager and the combined Acquiring Fund.

Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and Expense Reimbursements	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Delaware Ivy High Yield Fund as of September 30, 2023
Class A into Acquiring Fund Class A	4.50%	None[1]	0.62%	0.25%	0.54%	1.41%	(0.44%)[2]	0.97%
Class I into Acquiring Fund Class I	None	None	0.62%	None	0.51%	1.13%	(0.41%)[2]	0.72%
Class R6 into	None	None	0.62%	None	0.50%[3]	1.12%	(0.50%)[2]	0.62%

Acquiring Fund Class R6
Delaware Ivy High Income Fund as of September 30, 2023
Class A	4.50%	None[1]	0.56%	0.25%	0.17%	0.98%	(0.01%)[4]	0.97%
Class I	None	None	0.56%	None	0.17%	0.73%	(0.01%)[4]	0.72%
Class R6	None	None	0.56%	None	0.13%	0.69%	(0.06%)[4]	0.63%
Pro Forma Delaware Ivy High Income Fund as of April 26, 2024
Class A	4.50%	None%[1]	0.55%	0.25%	0.19%	0.99%	(0.02%)[5]	0.97%
Class I	None	None	0.55%	None	0.19%	0.74%	(0.02%)[5]	0.72%
Class R6	None	None	0.55%	None	0.10%[3]	0.65%	(0.03%)[5]	0.62%
1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase.
2 The Delaware Ivy High Yield Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Delaware Ivy High Yield Fund’s average daily net assets for all share classes other than R6 and 0.62% of the Delaware Ivy High Yield Fund’s Class R6 shares’ average daily net assets from January 29, 2024 through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy High Yield Fund.
3 “Other expenses” account for Class R6 shares not being subject to certain expenses described in the section of the prospectus entitled “Choosing a share class.”
4  The Delaware Ivy High Income Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Delaware Ivy High Income Fund’s average daily net assets for all classes other than Class R6, and 0.63% of the Delaware Ivy High Income Fund’s Class R6 shares’ average daily net assets from July 31, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy High Income Fund.
5 Effective upon the closing of the Reorganization, the Delaware Ivy High Income Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Delaware Ivy High Income Fund’s average daily net assets for all classes other than Class R6, and 0.62% of the Delaware Ivy High Income Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and the Delaware Ivy High Income Fund.

How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  In addition, the examples show expenses for Class C shares, assuming those shares were not redeemed at the end of those periods, and separately, assuming those shares were redeemed at the end of those periods. The examples also assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  In addition, the examples assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Any investment advisory fee waiver for the Acquiring Funds after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF DELAWARE IVY TOTAL RETURN BOND FUND INTO DELAWARE IVY GLOBAL BOND FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 567	$ 1,037	$ 1,533	$ 2,895
Acquiring Fund	$ 544	$ 763	$ 999	$ 1,677
Pro forma Acquiring Fund (after the Reorganization)	$ 544	$ 787	$ 1,050	$ 1,799

Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 198	$ 859	$ 1,545	$ 3,374
Acquiring Fund	$ 174	$ 560	$ 971	$ 2,118
Pro forma Acquiring Fund (after the Reorganization)	$ 174	$ 585	$ 1,022	$ 2,236

Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 298	$ 859	$ 1,545	$ 3,374
Acquiring Fund	$ 274	$ 560	$ 971	$ 2,118
Pro forma Acquiring Fund (after the Reorganization)	$ 274	$ 585	$ 1,022	$ 2,236

Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 97	$ 507	$ 942	$ 2,155
Acquiring Fund	$ 73	$ 249	$ 440	$ 992
Pro forma Acquiring Fund (after the Reorganization)	$ 73	$ 274	$ 493	$ 1,123

Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 74	$ 457	$ 865	$ 2,007
Acquiring Fund	$ 60	$ 228	$ 410	$ 937
Pro forma Acquiring Fund (after the Reorganization)	$ 60	$ 232	$ 419	$ 959

REORGANIZATION OF DELAWARE IVY HIGH YIELD FUND INTO DELAWARE IVY HIGH INCOME FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 545	$ 835	$ 1,146	$ 2,028
Acquiring Fund	$ 545	$ 747	$ 966	$ 1,596
Pro forma Acquiring Fund (after the Reorganization)	$ 545	$ 749	$ 971	$ 1,607

Class I	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 74	$ 318	$ 583	$ 1,338
Acquiring Fund	$ 74	$ 232	$ 405	$ 906
Pro forma Acquiring Fund (after the Reorganization)	$ 74	$ 235	$ 410	$ 917

Class R6
Acquired Fund	$ 63	$ 306	$ 569	$ 1,318
Acquiring Fund	$ 64	$ 215	$ 378	$ 853
Pro forma Acquiring Fund (after the Reorganization)	$ 63	$ 205	$ 359	$ 808

What are the general tax consequences of the Reorganizations?
The Reorganizations are each intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganizations (although there can be no assurance that the Internal Revenue Service (IRS) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of each Reorganization,” Acquired Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganizations.  Prior to the closing of the Reorganizations, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the distribution(s) and Reorganizations in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganizations, or any federal taxes other than income taxes, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only. For more information, please see the section “What are the tax consequences of each Reorganization” below.

Who manages the Funds?
The Funds’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of September 30, 2023, $173.7 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services.
For each Fund, the Manager’s fee is based on a percentage of average net assets as described further in the Fund’s SAI.  For its services to each Acquiring Fund and Acquired Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of average daily net assets during such Fund’s last fiscal year, as follows:

Fund	Aggregate Fee
Delaware Ivy Global Bond Fund (Acquiring Fund)	0.60%
Delaware Ivy Total Return Bond Fund (Acquired Fund)	0.00%

Delaware Ivy High Income Fund (Acquiring Fund)	0.55%
Delaware Ivy High Yield Fund (Acquired Fund)	0.22%

A discussion of the basis for the Board’s approval of each Fund’s investment advisory contract is available in the Fund’s annual report to shareholders for the fiscal year end September 30, 2023 (for the Acquired Funds), or semiannual report to shareholders for the period ended September 30, 2023 (for the Acquiring Funds).

For each of the Funds, the Manager may seek investment advice and recommendations from its Affiliated Sub-Advisors (as defined below). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Portfolio Managers of the Funds

REORGANIZATION OF DELAWARE IVY TOTAL RETURN BOND FUND INTO DELAWARE IVY GLOBAL BOND FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Andrew Vonthethoff and Matthew Mulcahy. Messrs. Vonthethoff and Mulcahy are primarily responsible for the day-to-day management of both Funds. When making decisions for the Funds, Messrs. Vonthethoff and Mulcahy regularly consult with other investment professionals.
Andrew Vonthethoff, CFA, Managing Director, Senior Portfolio Manager. Andrew Vonthethoff has managed the Funds since November 2021.
Matthew Mulcahy Managing Director, Head of Rates and Currency. Mr. Mulcahy has managed the Funds since November 2021.

REORGANIZATION OF DELAWARE IVY HIGH YIELD FUND INTO DELAWARE IVY HIGH INCOME FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Vivek Bommi, Adam H. Brown and John P. McCarthy. Messrs. Bommi, Brown and McCarthy are primarily responsible for the day-to-day management of the Funds.
Vivek Bommi, CFA, Managing Director, Head of Leveraged Credit. Mr. Bommi has managed the Funds since November 2023.
Adam H. Brown, CFA, Managing Director, Senior Portfolio Manager. Mr. Brown has managed the Funds since November 2021.
John P. McCarthy, CFA, Managing Director, Senior Portfolio Manager. Mr. McCarthy has managed the Funds since November 2021.
Each Acquiring Fund’s portfolio managers will continue to manage the Fund after the Reorganizations.

The SAIs for the Funds provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAIs for the Funds, please see the section entitled, “More Information about the Funds.”

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds’ sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Funds and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Funds, shareholders will receive information about the new sub-advisor within 90 days of the change.

How do the performance records of the Funds compare?
REORGANIZATION OF DELAWARE IVY TOTAL RETURN BOND FUND INTO DELAWARE IVY GLOBAL BOND FUND
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800-523‑1918 or by visiting our website at delawarefunds.com/performance.

Delaware Ivy Total Return Bond Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquired Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquired Fund’s prior investment manager. Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place.

Acquired Fund
Calendar year-by-year total return (Class A)
As of September 30, 2023, the Acquired Fund’s Class A shares had a calendar year-to-date return of 0.31%.  During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.37% for the quarter ended June 30, 2020, and its lowest quarterly return was -5.79% for the quarter ended June 30, 2022. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2022
	1 year	5 years	10 years or lifetime
Class A return before taxes (1/4/16-12/31/22)	-14.07%	-1.73%	-0.80%

Class A return after taxes on distributions (1/4/16-12/31/22)	-17.01%	-3.21%	-2.03%
Class A return after taxes on distributions and sale of Fund shares (lifetime:1/4/16-12/31/22)	-8.31%	-1.85%	-1.06%
Class C return before taxes (lifetime: 1/4/16-12/31/22)	-11.49%	-1.28%	-0.66%
Class I return before taxes (lifetime: 1/4/16-12/31/22)	-9.69%	-0.31%	0.30%
Class R6 return before taxes (lifetime: 1/4/16-12/31/22)	-9.51%	-0.17%	0.43%
Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD (reflects no deduction for fees, expenses, or taxes) (lifetime: 1/4/16-12/31/22)	-7.37%	0.71%	1.19%
Bloomberg Global Aggregate Bond Index, Hedged to USD* (reflects no deduction for fees, expenses or taxes) (lifetime: 1/4/16-12/31/22)	-11.22%	0.36%	1.70%
* Effective July 31, 2023, the Fund changed its benchmark index from the Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD, to the Bloomberg Global Aggregate Bond Index, Hedged to USD.
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Ivy Global Bond Fund (Acquiring Fund)
On April 30, 2021, the Acquiring Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquiring Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. Effective November 15, 2021, the Acquiring Fund’s subadvisers changed to Macquarie Investment Management Austria Kapitalanlage, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and the Acquiring Fund changed its investment strategy. The Acquiring Fund’s performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Acquiring Fund’s current strategy had been in place.
Acquiring Fund
Calendar year-by-year total return (Class A)

As of September 30, 2023, the Acquiring Fund’s Class A shares had a calendar year-to-date return of 0.34% During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.39% for the quarter ended June 30, 2020, and its lowest quarterly return was -6.60% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2022
	1 year	5 years	10 years or lifetime
Class A return before taxes	-13.16%	-0.37%	0.81%
Class A return after taxes on distributions	-14.28%	-1.44%	-0.32%
Class A return after taxes on distributions and sale of Fund shares	-7.78%	-0.70%	0.14%
Class C return before taxes	-10.61%	0.07%	0.82%
Class I return before taxes	-8.82%	1.07%	1.67%
Class R6 return before taxes (lifetime: 7/31/14-12/31/22)	-8.79%	1.09%	1.37%
Class R return before taxes	-9.40%	0.34%	0.93%
Class Y return before taxes	-9.13%	0.81%	1.41%
Bloomberg Global Aggregate 1-10yr TR, Hedged to USD* (reflects no deduction for fees, expenses or taxes)	-7.37%	0.71%	1.48%
Bloomberg Global Aggregate Bond Index, Hedged to USD* (reflects no deduction for fees, expenses or taxes)	-11.22%	0.36%	1.70%
* Effective July 31, 2023, the Fund’s new benchmark index is the Bloomberg Global Aggregate Bond Index, Hedged to USD. The Manager believes that this index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the previous benchmark index. Both the new benchmark index and the Fund’s previous benchmark index noted above are included in this Information Statement/Prospectus for comparison purposes.

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE IVY HIGH YIELD FUND INTO DELAWARE IVY HIGH INCOME FUND
The bar charts and tables below provide some indication of the risks of investing in the Delaware Ivy High Yield Fund (Acquired Fund) and Delaware Ivy High Income Fund (Acquiring Fund) by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Delaware Ivy High Yield Fund (Acquired Fund)

On April 30, 2021, the Acquired Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquired Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. Effective November 15, 2021, the Acquired Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Acquired Fund’s former strategy; its performance may have differed if the Acquired Fund’s current strategy had been in place.

(Acquired Fund
Calendar year-by-year total return (Class A)

As of September 30, 2023, the Acquired Fund’s Class A shares had a calendar year-to-date return of 5.09%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.39% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.60% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2022
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 5/18/17-12/31/22)	-16.62%	0.44%	0.92%
Class A return after taxes on distributions (lifetime: 5/18/17-12/31/22)	-18.55%	-1.84%	-1.35%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 5/18/17-12/31/22)	-9.80%	-0.57%	-0.21%
Class I return before taxes (lifetime: 5/18/17-12/31/22)	-12.43%	1.91%	2.26%
Class R6 return before taxes (lifetime: 5/18/17-12/31/22)	-12.39%	1.90%	2.26%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)(lifetime: 5/18/17-12/31/22)	-11.21%	2.10%	2.45%
After-tax performance is presented only for Class A shares of the Acquired Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Ivy High Income Fund (Acquiring Fund)
On April 30, 2021, the Acquiring Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Acquiring Fund’s investment manager. The returns shown from before April 30, 2021 are from the Acquiring Fund’s prior investment manager.
Acquiring Fund
Calendar year-by-year total return (Class A)

As of September 30, 2023, the Acquiring Fund’s Class A shares had a calendar year-to-date return of 5.10%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.54% for the quarter ended June 30, 2020, and its lowest quarterly return was -15.83% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2022
	1 year	5 years	10 years or lifetime
Class A return before taxes	-15.36%	0.31%	2.87%
Class A return after taxes on distributions	-17.65%	-2.39%	-0.18%
Class A return after taxes on distributions and sale of Fund shares	-9.05%	-0.85%	0.85%
Class C return before taxes	-12.84%	0.79%	2.90%
Class I return before taxes	-11.17%	1.74%	3.72%
Class R6 return before taxes (lifetime: 7/31/14-12/31/22)	-11.05%	1.89%	2.91%
Class R return before taxes	-11.66%	1.14%	3.12%
Class Y return before taxes	-11.39%	1.51%	3.48%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	-11.21%	2.10%	3.94%
After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Where can I find more financial information about the Funds?
Each Fund’s Annual Report contains a discussion of their performance during their most recent fiscal year and shows per share information for each of the previous five fiscal years. These documents, and the Funds’ most recent Semiannual Reports are available upon request.  (See “More Information about the Funds”).

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?
REORGANIZATION OF DELAWARE IVY TOTAL RETURN BOND FUND INTO DELAWARE IVY GLOBAL BOND FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.90% up to $1 billion 0.85% over $1 billion and up to $2 billion 0.80% over $2 billion and up to $5 billion 0.75% over $5 billion
0.625% up to $500 million
0.60% over $500 million and up to $1 billion
0.55% over $1 billion and up to $1.5 billion
0.50% over $1.5 billion and up to $5 billion
0.49% over $5 billion and up to $10 billion
0.48% over $10 billion

Neither the Acquired Fund nor the Acquiring Fund has reached a breakpoint in its investment advisory fee. However, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will achieve an investment advisory fee breakpoint, and Acquiring Fund and Acquired Fund shareholders will experience a reduction in investment advisory fees upon the Reorganization. It is further anticipated that, with waivers, the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $25.1 million in assets and the Acquiring Fund had approximately $440.7 million in assets.

Affiliated Sub-Advisors. The Manager has also entered into Sub-Advisory Agreements on behalf of the Funds with Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of which is an affiliate of the Manager (the “Affiliated Sub-Advisors”).

Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to a Fund. During each Fund’s last fiscal year, the Manager paid compensation to the Affiliated Sub-Advisors for services rendered under the Sub-Advisory Agreements as set forth in the table below (shown on an aggregated basis).

Fund	MIMAK	MIMEL	MIMGL
Delaware Ivy Total Return Bond Fund (Acquired Fund)	$2,665 (0.00% of the Fund’s average daily net assets)	$1,988 (0.00% of the Fund’s average daily net assets)	$185,573 (0.15% of the Fund’s average daily net assets)
Delaware Ivy Global Bond Fund (Acquiring Fund)	$14,559 (0.00% of the Fund’s average daily net assets)	$826,382 (0.19% of the Fund’s average daily net assets)	None

The annualized investment sub-advisory fee for each Fund is calculated as a percentage of the average daily net assets of the Fund managed by the sub-advisor.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. Although DMC has principal responsibility for DMC’s portion of each Fund, DMC may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge.

Macquarie Investment Management Global Limited (MIMGL), located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of MAM. MIMGL serves as investment sub-advisor to the Acquiring Fund and, along with the Manager, is responsible for the Acquiring Fund’s investment program. With respect to the Acquired Fund, MIMGL along with DMC is responsible for the day-to-day management of the Fund.

Macquarie Investment Management Europe Limited (MIMEL), located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MAM. Although DMC has principal responsibility for DMC’s portion of each Fund, DMC may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's specialized market knowledge.

Distribution Services.  Delaware Distributors, L.P. (the Distributor), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated April 30, 2021. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A and Class C shares for the Acquired Fund and Class A, Class C, and Class R shares (collectively, the “Retail Classes”) for the Acquiring Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds.

Rule 12b-1 Plans.  The Trust, on behalf of each Fund, has adopted a distribution and service plan under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for each Fund’s Class A, Class C, and Class R shares, as applicable. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund and Class R shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.50% of the average daily net assets of Class R shares of a Fund.  Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE IVY HIGH YIELD FUND INTO DELAWARE IVY HIGH INCOME FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.625% of net assets up to $500 million
0.60% of net assets over $500 million and up to $1 billion
0.55% of net assets over $1 billion and up to $1.5 billion
0.50% of net assets over $1.5 billion and up to $10 billion
0.49% of net assets over $10 billion and up to $20 billion
0.48% of net assets over $20 billion

The Acquiring Fund, but not the Acquired Fund, has currently reached breakpoints in the investment advisory fee. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and Acquired Fund shareholders will experience a decrease in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain the same and Acquired Fund shareholders will experience no change or a decrease in total annual fund operating expenses upon the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of November 30, 2023, the Acquired Fund had approximately $30.4 million in assets and the Acquiring Fund had approximately $2.3 billion in assets.

Affiliated Sub-Advisors. The Manager has also entered into Sub-Advisory Agreements on behalf of the Funds with Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of which is an affiliate of the Manager (the “Affiliated Sub-Advisors”).

Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to a Fund. During each Fund’s last fiscal year, the Manager paid compensation to the Affiliated Sub-Advisors for services rendered under the Sub-Advisory Agreements as set forth in the table below (shown on an aggregated basis).

Fund	MIMAK	MIMEL	MIMGL
Delaware Ivy High Yield Fund (Acquired Fund)	$114 (0.00% of the Fund’s average daily net assets)	$110 (0.00% of the Fund’s average daily net assets)	$70 (0.00% of the Fund’s average daily net assets)
Delaware Ivy High Income Fund (Acquiring Fund)	$9,439 (0.00% of the Fund’s average daily net assets)	None	$18,239 (0.00% of the Fund’s average daily net assets)

The annualized investment sub-advisory fee for each Fund is calculated as a percentage of the average daily net assets of the Fund managed by the sub-advisor.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. Although DMC has principal responsibility for DMC’s portion of each Fund, DMC may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge.

Macquarie Investment Management Global Limited (MIMGL), located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of MAM. Although DMC has principal responsibility for DMC’s portion of each Fund, DMC may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL's specialized market knowledge.

Macquarie Investment Management Europe Limited (MIMEL), located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MAM. Although DMC has principal responsibility for DMC’s portion of each Fund, DMC may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's specialized market knowledge.

Distribution Services.  Delaware Distributors, L.P. (the Distributor), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated April 30, 2021. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Retail Classes for each Fund under their respective Rule 12b-1 Plans.  The

Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds.

Rule 12b-1 Plans.  The Trust, on behalf of each Fund, has adopted a distribution and service plan under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for each Fund’s Class A, Class C, and Class R shares, as applicable. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of a Fund and Class R shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.50% of the average daily net assets of Class R shares of a Fund.  Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

* * * * *

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange, and redemption of Fund shares.  You may refer to the Prospectus for each Fund under the sections entitled “How to buy shares,” “How to redeem shares” and “Investor services – Exchange of shares” for the purchase, redemption, and exchange procedures applicable to the purchases, redemptions, and exchanges of each Fund’s shares.

You may purchase or redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at delawarefunds.com/account-access; by calling 800 523-1918; by regular mail (c/o Delaware Funds® by Macquarie, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100.  The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25.  For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the Funds’ Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Investing in the Funds. You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial professional (hereinafter collectively referred to as the “financial intermediary”) to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available in a Fund’s Prospectus below and free of charge on the Delaware Funds website at delawarefunds.com. Additional information on sales charges can be found in the SAI, which is available upon request.

Please also see the “Broker-defined sales charge waiver policies” section in the Prospectus for information provided to the Fund by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in a Fund’s Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise offered by the financial intermediary. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

Choosing a share class. Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares. Class A, Class C, Class R and Class Y shares of each Fund, as applicable, have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain existing investors or programs sponsored by certain intermediaries that were eligible under prior eligibility requirements may continue to invest in a particular share class.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for investors that differ from a Fund's share class eligibility standards. In certain cases, this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Funds and the Distributor are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such different requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class A:

•	Class A shares have an upfront sales charge that is noted in the Class A sales charges table below.
•	If you invest the amounts noted in the Class A sales charges table below, your front-end sales charge will be reduced.
•	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.
•	Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See “Dealer compensation” below for further information.
•	Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.
•	Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class I and Class R6 shares.
•	In addition, you may have received Class A shares as the result of a merger or reorganization of a predecessor fund.

Class A sales charges:
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.

Class A shares of each Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested

Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1,000,000	2.00%	2.44%
$1 million or more	none*	none*
* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class C:
•
Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

•
In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges — Class C” below.

•	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

•
For approximately eight years after you buy your Class C shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•
Class C shares are eligible to automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% approximately eight years after you buy Class C shares. Conversion may occur as late as one month after the eighth anniversary of purchase, during which time Class C's higher 12b-1 fee applies. Please refer to the Fund's SAI for more details on this automatic conversion feature.

•	You may purchase only up to $1 million of Class C shares at any one time. Orders that equal or exceed $1 million will be rejected.

•	Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, Class I, and Class R6 shares.

•
Class C shares with no financial intermediary will be converted to Class A shares at NAV within a certain time frame after a financial intermediary resigns, as determined by the Manager. Additionally, investors may only open an account to purchase Class C shares if they have appointed a financial intermediary.

Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

Class I (to be renamed Institutional Class on or about December 31, 2024):
•	Class I shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.

•	Class I shares are not subject to a CDSC.
•	Class I shares do not assess a 12b-1 fee.
•	Class I shares are available for purchase only by the following:
o
retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

	o	tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;
o
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Class I shares (use of the Class I shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

o
programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Class I shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class I shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Class I shares through a no-commission network or platform;

o
through a brokerage program of a financial intermediary that has entered into a written agreement with the Distributor and/or the transfer agent specifically allowing purchases of Class I shares in such programs;

	o	exchanges from the Institutional Class shares of Delaware Investments Ultrashort Fund;
	o	private investment vehicles, including, but not limited to, foundations and endowments; or
o
current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, or any of the Manager’s affiliates, or any predecessor fund to a Delaware Fund, provided that such shares are either held in an account opened directly with a Fund or are held through an account with a financial intermediary that permits the purchase of such shares. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing individuals identified in this paragraph may also purchase Class I shares subject to the same account requirements.

•	In addition, you may have received Class I shares as the result of a merger or reorganization of a predecessor fund.
•	A shareholder transacting in Class I shares through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

Class R:
•	Class R shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a CDSC.
•	Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.
•
Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments plans that were previously maintained on the Delaware Investments retirement recordkeeping system or the retirement recordkeeping system of Ascensus that are offering Class R shares to participants.

•	Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs).
•	Unlike Class C shares, Class R shares do not automatically convert into another class.

•	Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class I, and Class R6 shares.
•	Certain intermediaries may offer Class R shares to other account types under an agreement with the Distributor or its affiliates relating to such accounts.

Class R6:
•	Class R6 shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. Class R6 shares are not subject to a CDSC.
•	Class R6 shares do not assess a 12b-1 fee.
•	Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any brokers, dealers, or other financial intermediaries.
•
Class R6 shares are generally available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans and money purchase pension plans, defined benefit plans, employer-sponsored benefit plans, and non-qualified deferred compensation plans. In addition, for these employer-sponsored retirement plans, Class R6 shares must be held through plan level or omnibus accounts held on the books of the Fund, and Class R6 shares are only available for purchase through financial intermediaries who have the appropriate agreement with the Distributor (or its affiliates) related to Class R6.

•
Class R6 shares are also available for purchase through certain programs, platforms, or accounts that are maintained or sponsored by financial intermediary firms (including but not limited to, brokers, dealers, banks, trust companies, or entities performing trading/clearing functions), provided that the financial intermediary firm has entered into an agreement with the Distributor (or its affiliates) related to Class R6 for such programs, platforms or accounts.

•	Class R6 shares are also generally available for purchase by or through funds (including mutual funds registered under the 1940 Act and collective trusts) of funds.
•
In addition to the foregoing list of eligible investors, Class R6 shares are generally available to certain institutional investors and high net worth individuals who make a minimum initial investment directly in a Fund’s Class R6 shares of $1,000,000 or more and who have completed an application and been approved by such Fund for such investment. These institutional investors and high net worth individuals must open accounts in Class R6 shares directly in their names.

•	Class R6 shares may not be available through certain financial intermediaries.
•	In addition, you may have received Class R6 shares as the result of a merger or reorganization of a predecessor fund.

Class Y:
Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:
•
participants of employee benefit plans established under Section 401(a) (including a 401(k) plan), 403(b) or 457(b) of the Code for which an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan;

•
individuals investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisers and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services;

•
government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party intermediary provides certain administrative, distribution and/or other support services; or

•
clients of financial intermediaries who have self-directed brokerage accounts (that may or may not charge transaction fees to those clients), provided that such financial intermediaries have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class Y shares within such self-directed brokerage accounts.

The Funds reserve the right to modify or waive the above policies at any time without prior notice to shareholders.

Dealer compensation. The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Class I and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the tables below.

Delaware Ivy Total Return Bond Fund, Delaware Ivy Global Bond Fund, Delaware Ivy High Yield Fund and Delaware Ivy High Income Fund

Commission (%)	Class A1	Class C2
Investment less than $100,000	--	1.00%
$100,000 but less than $250,000	3.00%	--
$250,000 but less than $500,000	2.00%	--
$500,000 but less than $1 million	1.60%	--
$1 million but less than $5 million	1.00%	--
$5 million but less than $25 million	0.50%	--
$25 million or more	0.25%	--
12b-1 fee to dealer	0.25%	1.00%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.
2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

Payments to intermediaries.  The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediaries’ consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of a Fund and/or some or all other Delaware Funds), a Fund’s advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services. For Class R6 shares, the Distributor and its affiliates will generally not pay additional compensation to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (including sub-transfer agent/recordkeeping payments).

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund’s shares. The Manager or its affiliates may benefit from the Distributor’s or its affiliates’ payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund’s shares.

How to reduce your sales charge.  We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares, which may depend on the ability of your financial intermediary or the Funds’ transfer agent to support the various ways. Please refer to the “Broker-defined sales charge waiver policies” in a Fund’s Prospectus and to the Fund’s SAI for detailed information and eligibility requirements. Please note that your financial intermediary’s policies may differ. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. If you participate in a direct deposit purchase plan or an automatic investment program for an account held directly with the Funds’ transfer agent and also hold shares of Delaware Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with direct deposit purchase plans and automatic investment program purchases. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R, Class I, Class R6, and Class Y shares, as applicable, have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation:
Through a letter of intent, you agree to invest a certain amount in Delaware Funds over a 13-month period to qualify for reduced front-end sales charges (as set forth in the SAI). Delaware Funds do not accept retroactive letters of intent.

Upon your request, you can combine your holdings or purchases of Class A and all other classes of Delaware Funds, as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined to your dealer, the Distributor or BNY Mellon at the time of purchase.  You can add the value of any share class that you already own to new share purchases in order to qualify for a reduced sales charge. Please note that depending on the financial intermediary holding your account, this policy may differ from those described in the Funds’ Prospectus.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares:
Up to 90 days after you redeem shares, you can reinvest the proceeds without paying a sales charge.  For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. Investors should consult their financial intermediary for further information.

Class A	Class C
Available.	Not available.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans
These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received a NAV breakpoint, for shares purchased that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase (unless a specific waiver of the Limited CDSC applies, with respect to the Acquiring Funds). For Delaware Ivy Limited-Term Bond Fund, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.

This CDSC may be waived under certain circumstances, as noted in each Fund’s Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

Buying Class A shares at net asset value:  Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. Certain existing investors or programs sponsored by certain intermediaries that were eligible to purchase Class A shares of a

Fund at NAV may continue to be eligible to purchase Class A shares at NAV. The Funds reserve the right to modify or terminate these arrangements at any time.

•	Shares purchased under the Delaware Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 90-day reinvestment privilege.
•
Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager's current affiliates and those that may in the future be created, or any predecessor fund to a Delaware Fund, including the funds formerly advised by Foresters Investment Management Company, Inc., Ivy Investment Management Company (IICO), Waddell & Reed, or any other fund families acquired or merged into the Delaware Funds; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

•	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Funds.
•	Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
•
Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

•
Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

•	Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase Class I shares, if applicable.
•
Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliates) related to such plans or programs.

•
•	Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.
•
•	Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.
•
•
Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

•	Purchases by certain participants of particular group retirement plans as described in the SAI.
•	Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund’s eligibility requirements set by the predecessor fund’s company.
•	Investments made into an account with no financial intermediary or no longer associated with a financial intermediary may invest in Class A shares without a sales charge.

Waivers of contingent deferred sales charges.  Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. Class R, Class I, Class R6, and Class Y shares, as applicable, do not have CDSCs so they are not included in the list below. Please also see the “Shareholder fees” table in the Fund summary and “Choosing a share class” for more information about applicable CDSCs. Your financial intermediary may offer waivers for certain account types or programs that may be different than what is noted below. See the “Broker-defined sales charge waiver policies” section or contact your financial intermediary for information on program availability.

CDSCs for Class A and Class C shares may be waived under the following circumstances, except as noted otherwise:

•
Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

•
Redemptions that result from the right to liquidate a shareholder’s account: Redemptions that result from the right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

•
Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

•
Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

•
Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

•
Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

•	Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits
•
Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

•	Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI, as
•	applicable.
•	Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.
•	Redemptions from a fund (as applicable) prior to the closing of its respective Reorganization.

1 Qualified plans that are fully redeemed at the direction of the plan’s fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain existing investors or programs sponsored by certain intermediaries that were eligible for waivers of CDSCs may continue to be eligible for those waivers of CDSCs.

How to buy shares.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center

By mail:
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Funds by Macquarie at P.O. Box 534437, Pittsburgh, PA 15253-4437 for investments by regular mail or Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at Delaware Funds® by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 and are determined to be in good order. For a purchase request to be in “good order,” you must provide the name of the Delaware Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, a Fund’s Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire:
Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Delaware Funds by Macquarie Service Center at 800 523-1918 so we can assign you an account number.

By exchange:
You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Delaware Funds by Macquarie Service Center at 800 523-1918.

Through automated shareholder services:
Eligible accounts may purchase or exchange shares through our automated telephone service or through our website, delawarefunds.com. For more information about your eligibility and how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Calculating share price.  The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will pay that day’s closing Fund share price, which is based on the Fund’s NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm ET). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. Pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size. While a Fund does not seek to purchase odd lots as a general rule,  a Fund may from time to time trade in smaller “odd lot” sizes. Odd lots typically trade at lower prices than institutional round lot trades.  Over certain time periods, such differences could materially impact the performance of a fund that holds odd lots. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation.  When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00pm ET or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has designated the Manager as the valuation designee, and delegated responsibility for valuing the Fund's assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

Retirement plans.   In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary, or call the Delaware Funds by Macquarie® Service Center at 800 523-1918.

Document delivery.  To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund’s financial reports and prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Delaware Funds® by Macquarie Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts.
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, a Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. Each Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in a Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by mail, by phone at 800 523-1918, or by logging into their account.

How to redeem shares.  Under normal circumstances, each Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable). During stressed market conditions, the Fund may use lines of credit to meet redemption requests. Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will receive that day’s closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15-day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next Business Day after receipt of the redemption request. Redemptions submitted by financial intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see the Funds’ SAI for additional information.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:
You may redeem your shares by mail by writing to: Delaware Funds by Macquarie at P.O. Box 534437, Pittsburgh, PA 15253-4437 for redemption requests by regular mail or Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a medallion signature guarantee for each owner. Medallion signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Delaware Funds by Macquarie Service Center at 800 523-1918 for more information about the medallion signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at Delaware Funds by Macquarie Service Center at Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 and are determined to be in good order. For a redemption request to be in “good order,” you must provide the name of the Delaware Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, a Fund’s Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds’ post office box, of redemption requests, do not constitute receipt by the Funds or the transfer agent.

By telephone:
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:
•	By check — Sent to your address of record, provided there has not been an address change in the last 30 days.
•	By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.
•	By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.
•	Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services
Eligible accounts may redeem shares through our automated telephone service or through our website, delawarefunds.com. For more information about your eligibility and how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Redemptions-in-kind
The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). Investors bear market risks until securities are sold for cash. See the SAI for more information on redemptions-in-kind.

Low balance accounts.  For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Class R, Class I, Class R6, and Class Y shares, as applicable, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days’ written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days’ written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services.  To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Delaware Funds.

Online account access
Online account access is a password-protected area of the Delaware Funds website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery
With Delaware Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan
The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit
With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option
With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan
Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares
You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the applicable fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. Please note that depending on the financial intermediary holding your account, this policy may be unavailable or differ from those described in a Fund’s Prospectus.

Except as otherwise noted, if you hold Class Y shares of a Fund, you are permitted to exchange all or part of your Class Y shares only for Class Y shares of other Delaware Funds or, if Class Y shares are not available for a particular fund, for the Class A shares of such fund. You will pay any applicable sales charge on your new shares unless eligible to purchase shares at NAV. Contact your plan sponsor, plan fiduciary or other financial intermediary for information about exchanging your shares.

On demand service
The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one.

Direct deposit service
Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Right to discontinue offering shares and/or to merge or liquidate a share class
To the extent authorized by law, the Funds reserve the right to discontinue offering shares at any time and/or to merge or liquidate a share class, such as in response to shareholder redemptions of substantially or all shares in a class. For any blocked accounts involving a liquidating fund, a shareholder’s account may be moved into Delaware Investments Ultrashort Fund if no instruction is given upon receipt of a fund’s pending liquidation.

Frequent trading of Fund shares (market timing and disruptive trading).  The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While the Funds will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm ET or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to each participant in such accounts. However, the Fund's ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Funds’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no assurance that the information received by the Fund from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Funds’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Fund shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, Distributions and Taxes.

Dividends and distributions
Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Usually, a Fund distributes net investment income at the following times:
Quarterly in March, June, September and December: Delaware Ivy Total Return Bond Fund
Declared monthly and paid monthly: Delaware Ivy Global Bond Fund and Delaware Ivy High Yield Fund
Declared daily and paid monthly: Delaware Ivy High Income Fund
 The Funds will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements
Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
 Avoid “buying a dividend”
At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
 Tax considerations

Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Additionally, other rules applicable to derivatives may accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.
If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 (covered shares). Cost basis will be calculated using the Funds’ default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial intermediary or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Funds website at delawarefunds.com as the information becomes available.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.

Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), each Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. After Dec. 31, 2018, FATCA withholding would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.
Certain management considerations
Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans and asset allocation models. A “529 Plan” is a college savings program that operates under Section 529 of the Internal Revenue Code. Asset allocation models include the Delaware Funds® by Macquarie Premier Advisor Platform, which offers asset allocation models using a mix of Delaware Funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Sales Charges.  The sales charge structure for Class A shares and Class C shares of the Acquired Funds and the Acquiring Funds is identical.  Class I and Class R6 shares of the Acquired Funds and Acquiring Funds are not subject to any sales charges.  Acquired Fund shareholders will not pay any sales charges as a result of the Reorganization.  Subsequent purchase of Class A shares and Class C shares will, however, be subject to applicable sales charges.

Broker-defined sales charge waiver policies

From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for sales charge waivers (front-end sales load or CDSC) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectuses or the SAIs. The broker-defined sales charge waiver policies for each Fund are identical. For information concerning the Funds’ broker-defined sales charge waiver policies, please see the Funds’ Prospectuses and SAIs.

REASONS FOR THE REORGANIZATIONS
The Acquired Funds and Acquiring Funds share the same Board of Trustees. At a meeting of the Board of Trustees of the Trust held on January 16, 2024 (the Board Meeting), DMC recommended to the Board of the Trust, on behalf of its Acquired Fund and its corresponding Acquiring Fund, that they approve the related Reorganization.

 In advance of the Board meetings and at the Board’s August and November 2023 meetings, DMC provided detailed information to the Board about the Reorganizations including about: (1) the investment objectives and principal investment strategies and risks of the Funds; (2) current and future estimated fees and expenses of the Funds; (3) comparative short and long-term investment performance of the Funds; (4) portfolio characteristics, including holdings overlap and management team overlap; (5) the rationale for each Reorganization, including contemplated benefits and costs; (6) allocation of Reorganization expenses; and (7) federal income tax consequences of the Reorganization (e.g., capital loss carryforwards) for the Funds’ shareholders.  DMC represented to the Board that it believes each Reorganization is in the best interest of the applicable Funds and the Reorganizations will not result in the dilution of the interests of the shareholders of the Funds.  The Independent Trustees also met separately with their legal counsel. At and prior to the Board Meeting, DMC provided supplemental information to the Board in response to requests from the Board.

Based upon their evaluation of the relevant information presented to them, the Board of the Trust, on behalf of its applicable Fund, including a majority of the Independent Trustees of each, determined that the Reorganizations would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganizations.  The determination to approve each Reorganization was made separately and on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

In approving the Plan and each Reorganization separately, the key factors (whether positive or negative) that the Board considered based upon the information described above are outlined below:

•
Each Acquiring Fund and its corresponding Acquired Fund share substantially similar or identical investment objectives, similar principal investment strategies and principal risks, and identical fundamental investment restrictions.

•
Each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap and the same portfolio management teams, which is anticipated to minimize transaction costs in connection with each Reorganization.

•
Each Acquiring Fund’s overall total expense ratios are expected to be equal to or lower than the corresponding Acquired Fund’s total expense ratio following the Reorganizations after taking into account applicable expense limitation arrangements.

•	Each Acquiring Fund’s expense limitation agreements will remain in place for a minimum of twelve months following the Reorganization.
•	The assets under management of each Fund (e.g., smaller funds going into larger funds) and DMC’s view on ability to garner additional assets of each Fund outside of the Reorganizations.
•	Each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders.
•	Potential increased distribution opportunities due to the increased sizes of the combined Acquiring Funds.
•	Potential increased distribution attention due to the reduced number of similar Delaware Funds by Macquarie.
•
Potential other benefits described by DMC to the Boards (including, but not limited to, executing on management’s business strategy for the fund complex, reducing competition between duplicative fund offerings, optimizing the fund complex’s product suite and focusing distribution efforts).

•
The performance of the Acquiring Funds across various periods based on information provided at the Board Meeting is generally favorable as compared to the corresponding Acquired Fund in most cases, with the exception of the Reorganization of the Delaware Ivy Total Return Bond Fund into the Delaware Ivy Global Bond Fund where the 1-year performance of the Delaware Ivy Total Return Bond Fund is more favorable and the Reorganization of the Delaware Ivy High Yield Fund into the Delaware Ivy High Income Fund where the 5-year performance of the Delaware Ivy High Yield Fund is more favorable.

•	The Reorganization will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of any Fund.
•
The total costs of each Reorganization will be split as follows: two thirds paid by the Acquiring Funds and Acquired Funds together, with individual Fund contributions to be assessed based on proportional assets, to ensure that smaller funds are not disadvantaged, and one third by DMC.

•	Each Reorganization will be effected on a tax-free basis.

•	That Acquired Fund shareholders who do not wish to become shareholders of the Acquiring Fund will have an opportunity to sell their Acquired Fund shares before the Reorganization.
The Board also considered alternatives to the Reorganizations, such as the liquidation of the Acquired Funds, and the related potential costs and benefits (including, for example, whether a Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability).  The Board also considered that a merger with the Acquiring Fund would benefit Acquired Fund shareholders because, among other things, they will be invested in a larger fund managed by the same investment team with greater potential to grow its assets.
The Board also considered that it is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for US federal income tax purposes for shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN
This is only a summary of the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated herein by reference.

How will the Reorganizations be carried out?
The Reorganizations will take place after the parties to the Plan satisfy various conditions.  On the Closing Date (as defined in the Plan), each Acquired Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, the Trust, on behalf of the related Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the Assets to be delivered to each Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (NYSE) (normally 4:00pm, ET) on the last business day prior to the Reorganization Date (the Valuation Date).  The value of each Acquired Fund’s net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective Prospectus and SAI.

The stock transfer books of the Acquired Funds will be permanently closed immediately after the finalization of the applicable Fund’s net asset value on the respective Closing Date.  The Acquired Funds will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the related Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board.  The Plan may be terminated and the Reorganizations abandoned at any time prior to the Reorganization Date as follows: (1) by mutual consent of the Trust, on behalf of each Fund; (2) by the Trust, on behalf of the Acquiring Funds, if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Trust, on behalf of the Acquired Funds, or waived by the Trust, on behalf of the Acquiring Funds; or (3) by the Trust, on behalf of the Acquired Funds, if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Trust, on behalf of the Acquiring Funds, or waived by the Trust, on behalf of the Acquired Funds.

Who will pay the expenses of the Reorganizations?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Information Statement/Prospectus for each Fund, are anticipated to be approximately $252,064 - $317,017. The total costs of the Reorganizations, as detailed in the table below, will be combined with the total costs of reorganizations proposed to occur around the same time as the Reorganizations for other Delaware Funds that are not referenced in this Information Statement/Prospectus (together, the “Total Reorganization Costs”). The Total Reorganization Costs will be split as follows: two thirds to be paid by each related acquiring fund and acquired fund together, including the Acquiring Funds and Acquired Funds, with individual Fund contributions to be assessed based on proportional assets, and one third to be paid by DMC. Each reorganization described herein is a separate transaction, and no reorganization is contingent upon the shareholder approval (if applicable) of any other reorganization described herein.

Estimated Expense Amount / Split	Total	bps	Total	bps
Total Estimated Costs	$ 252,064		$ 317,017
Delaware Management Company (DMC)	$ 84,021		$ 105,672
Acquired Funds:
Delaware Ivy Total Return Bond Fund	$ 1,490	0.006%	$ 1,874	0.007%
Delaware Ivy High Yield Fund	$ 1,801	0.006%	$ 2,265	0.007%
Total Acquired Funds	$ 3,291	0.006%	$ 4,139	0.007%
Acquiring Funds:
Delaware Ivy Global Bond Fund	$ 26,135	0.006%	$ 32,869	0.007%
Delaware Ivy High Income Fund	$ 138,617	0.006%	$ 174,336	0.007%
Total Acquiring Funds	$ 164,752	0.006%	$ 207,205	0.007%

What are the tax consequences of each Reorganization?
The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and each Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Reorganization Date.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  None of the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of a Reorganization.  Based on certain assumptions and customary representations to be made on behalf of each Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trusts’ legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion to the effect that, for federal income tax purposes, (i) Acquired Fund shareholders will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the corresponding Acquiring Fund, (ii) the Acquiring Funds will not recognize any gain or loss upon receipt by each Acquiring Fund of the corresponding Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. Each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

General Limitation on Capital Losses.  Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Acquired Fund upon the closing of the Reorganization for federal income tax purposes.  Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of an Acquired Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Reorganization Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Reorganization Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of an Acquired Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the Reorganization Date will be limited to an amount equal to the capital gain net income of the Acquired Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of an Acquired Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Delaware Ivy Total Return Bond Fund as of 9/30/23	Delaware Ivy Global Bond Fund as of 3/31/2023
Aggregate Capital Loss Carryovers	$(14,131,444)	$(96,328,272)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(3,519,556)	$(10,182,596)
Net Assets	$41,919,213	$428,202,059
Approximate Annual Limitation for Capital Losses*	None	None

	Delaware Ivy High Yield Fund as of 9/30/2023	Delaware Ivy High Income Fund as of 3/31/2023
Aggregate Capital Loss Carryovers	$(9,061,917)	$(1,512,607,993)

Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$(2,233,286)	$(582,636,304)
Net Assets	$30,483,075	$2,536,502,149
Approximate Annual Limitation for Capital Losses*	None	$(32,328,589)
*Based on the long-term tax-exempt rate for ownership changes during December 2023 of 3.81%.  The actual limitation will equal the aggregate NAV of the Acquired Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Acquired Fund on the Closing Date that is recognized in a taxable year.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Please see the chart below for the unrealized appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization.  Shareholders of an Acquired Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Acquired Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Acquired Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Acquired Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Acquired Fund’s.

Acquired Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Delaware Ivy Total Return Bond Fund	(7.04)% as of 9/30/2023	Delaware Ivy Global Bond Fund	(4.68)% as of 9/30/2023	(4.89)%
Delaware Ivy High Yield Fund	(6.99)% as of 9/30/2023	Delaware Ivy High Income Fund	(18.63)% as of 9/30/2023	(18.48)%

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations and any related activities described above in light of your particular circumstances, as well as the state and local tax consequences, or any federal taxes other than income taxes, if any, of the Reorganizations and any related activities because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund
Upon the Closing of the Reorganizations, Acquired Fund shares will merge with and into Acquiring Fund shares as follows:

Acquired Fund/Classes*	Acquiring Fund/Classes*
Delaware Ivy Total Return Bond Fund $25.1, a series of Ivy Funds	Delaware Ivy Global Bond Fund $440.7, a series of Ivy Funds[1]
Class A	Class A
Class C	Class C
Class I	Class I
Class R6	Class R6

Delaware Ivy High Yield Fund $30.4, a series of Ivy Funds	Delaware Ivy High Income Fund $2,337.6, a series of Ivy Funds[2]
Class A	Class A
Class I	Class I
Class R6	Class R6

* Assets under management (“AUM”) as of 11/30/23 in $ millions.
1 The Fund also offers Class R and Class Y shares, which are not involved in the Reorganization.
2 The Fund also offers Class C, Class R, and Class Y shares, which are not involved in the Reorganization.

Acquired Fund shareholders will receive shares at net asset value of the corresponding Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional Acquiring Fund shares will be distributed to shareholders of the corresponding Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  Acquiring Fund shares will be recorded electronically in each shareholder’s account.  The Acquiring Funds will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the course of the Reorganizations have the same rights and privileges as your shares of the Acquired Funds.

Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  Special meetings of shareholders may be called by the secretary whenever ordered by the Chairman of the Board, the President or by a majority of the Board  Special meetings of the shareholders shall be called by the secretary upon the written request of the shareholders owning shares representing not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the total combined votes of all shares of the Trust issued and outstanding, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

Capital Structure.  The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with $0.001 par value per share. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund’s Class I or Class R6 shares, as applicable, may not vote on any matter that affects the Retail Classes’ distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  However, a Fund's Class C shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to its Class A shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those Classes and Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or subtransfer agency fees paid to brokers, dealers, or other financial intermediaries.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?
REORGANIZATION OF DELAWARE IVY TOTAL RETURN BOND FUND INTO DELAWARE IVY GLOBAL BOND FUND

The following table sets forth, as of December 31, 2023 the separate capitalizations of Delaware Ivy Total Return Bond Fund (Acquired Fund) and Delaware Ivy Global Bond Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund (unaudited)	Acquiring Fund (unaudited)	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1] (estimated) (unaudited)
Net assets (all classes)	$25,821,360.45	$449,315,925.02		$475,137,285.47
Total shares outstanding	3,008,515.907	48,618,010.104	(214,673.547)	51,411,852.464

Class A net assets	$5,829,080.67	$99,079,364.51		$104,908,445.18
Class A shares outstanding	683,839.526	10,707,378.275	(53,668.643)	11,337,549.158
Class A net asset value per share	$8.52	$9.25		$9.25

Class C net assets	$181,459.52	$1,717,869.31		$1,899,328.83
Class C shares outstanding	21,614.992	185,881.076	(1,976.516)	205,519.552
Class C net asset value per share	$8.40	$9.24		$9.24

Class I net assets	$19,769,587.18	$179,569,772.87		$199,339,360.05
Class I shares outstanding	2,298,264.146	19,429,240.515	(158,698.434)	21,568,806.227
Class I net asset value per share	$8.60	$9.24		$9.24

Class R6 net assets	$41,233.08	$166,684,059.56		$166,725,292.64
Class R6 shares outstanding	4,797.243	18,050,619.369	(329.954)	18,055,086.658
Class R6 net asset value per share	$8.60	$9.23		$9.23

Class R net assets	$-	$299,348.82		$299,348.82
Class R shares outstanding	-	32,439.421	-	32,439.421
Class R net asset value per share	$-	$9.23		$9.23

Class Y net assets	$-	$1,965,509.95		$1,965,509.95
Class Y shares outstanding	-	212,451.448	-	212,451.448
Class Y net asset value per share	$-	$9.25		$9.25

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $1,490 - $1,874 for the Acquired Fund and $26,135 - $32,869 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

REORGANIZATION OF DELAWARE IVY HIGH YIELD FUND AND DELAWARE IVY HIGH INCOME FUND
The following table sets forth, as of December 31, 2023, the separate capitalizations of Delaware Ivy High Yield Fund (Acquired Fund) and Delaware Ivy High Income Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund (unaudited)	Acquiring Fund (unaudited)	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1] (estimated) (unaudited)
Net assets (all classes)	$31,020,822.99	$2,394,942,364.64		$2,425,963,187.63
Total shares outstanding	3,597,182.610	395,167,415.765	1,521,765.078	400,286,363.453

Class A net assets	$7,866,567.32	$1,120,904,001.35		$1,128,770,568.67
Class A shares outstanding	912,570.914	184,950,558.668	385,542.505	186,248,672.087
Class A net asset value per share	$8.62	$6.06		$6.06

Class I net assets	$23,138,310.93	$1,012,376,359.05		$1,035,514,669.98
Class I shares outstanding	2,682,775.317	167,045,380.682	1,135,427.807	170,863,583.806
Class I net asset value per share	$8.62	$6.06		$6.06

Class R6 net assets	$15,944.74	$52,179,554.53		$52,195,499.27
Class R6 shares outstanding	1,836.379	8,609,307.884	794.766	8,611,939.029
Class R6 net asset value per share	$8.68	$6.06		$6.06

Class R net assets	$-	$33,014,856.40		$33,014,856.40
Class R shares outstanding	-	5,447,142.828	-	5,447,142.828
Class R net asset value per share	$-	$6.06		$6.06

Class Y net assets	$-	$57,832,696.57		$57,832,696.57
Class Y shares outstanding	-	9,541,686.870	-	9,541,686.870
Class Y net asset value per share	$-	$6.06		$6.06

Class C net assets	$-	$118,634,896.74		$118,634,896.74

Class C shares outstanding	-	19,573,338.833	-	19,573,338.833
Class C net asset value per share	$-	$6.06		$6.06

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Does not reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $1,801 - $2,265 for the Acquired Fund and $138,617 - $174,336 for the Acquiring Fund. The estimated information above will change after accounting for such costs.

Do the Trustees and Officers own shares of the Funds?
As of January 31, 2024, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Acquired Fund.

As of January 31, 2024, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?
As of January 31, 2024, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Name and Address of Account	Percentage
DELAWARE IVY TOTAL RETURN BOND FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	87.90%
DELAWARE IVY TOTAL RETURN BOND FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	87.88%
DELAWARE IVY TOTAL RETURN BOND FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	96.21%
DELAWARE IVY TOTAL RETURN BOND FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	18.47%
DELAWARE IVY TOTAL RETURN BOND FUND CLASS R6	JP MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FLOOR MUTUAL FUND DEPARTMENT BROOKLYN NY 11245	60.27%
DELAWARE IVY TOTAL RETURN BOND FUND CLASS R6	SEI PRIVATE TRUSTCO C/O GWP US ADVISORS 1 FREEDOM VALLEY DR OAKS PA 19456-9989	21.20%

DELAWARE IVY GLOBAL BOND FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	70.22%
DELAWARE IVY GLOBAL BOND FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	11.35%
DELAWARE IVY GLOBAL BOND FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	11.41%
DELAWARE IVY GLOBAL BOND FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	29.84%
DELAWARE IVY GLOBAL BOND FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.58%
DELAWARE IVY GLOBAL BOND FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	21.66%
DELAWARE IVY GLOBAL BOND FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.04%
DELAWARE IVY GLOBAL BOND FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	18.87%
DELAWARE IVY GLOBAL BOND FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	13.59%
DELAWARE IVY GLOBAL BOND FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	36.96%
DELAWARE IVY GLOBAL BOND FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.83%
DELAWARE IVY GLOBAL BOND FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.95%
DELAWARE IVY GLOBAL BOND FUND CLASS R	ASCENSUS TRUSTCO FBO DENNIS F MEYER INC 401K PO BOX 10758 FARGO ND 58106-0758	22.21%
DELAWARE IVY GLOBAL BOND FUND CLASS R	MATC FBO PERSHING LLC FBO WANTZ CHEVROLET, INC. 401(K) PLAN	9.69%

	1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222
DELAWARE IVY GLOBAL BOND FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	49.45%
DELAWARE IVY GLOBAL BOND FUND CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	51.20%
DELAWARE IVY GLOBAL BOND FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.03%
DELAWARE IVY GLOBAL BOND FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	37.16%
DELAWARE IVY GLOBAL BOND FUND CLASS Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	85.98%
DELAWARE IVY HIGH YIELD FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	91.75%
DELAWARE IVY HIGH YIELD FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	93.05%
DELAWARE IVY HIGH YIELD FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	100.00%
DELAWARE IVY HIGH INCOME FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	52.68%
DELAWARE IVY HIGH INCOME FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.18%
DELAWARE IVY HIGH INCOME FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.08%
DELAWARE IVY HIGH INCOME FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.35%

DELAWARE IVY HIGH INCOME FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	20.80%
DELAWARE IVY HIGH INCOME FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	14.42%
DELAWARE IVY HIGH INCOME FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.44%
DELAWARE IVY HIGH INCOME FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	25.37%
DELAWARE IVY HIGH INCOME FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.91%
DELAWARE IVY HIGH INCOME FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.84%
DELAWARE IVY HIGH INCOME FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	8.37%
DELAWARE IVY HIGH INCOME FUND CLASS I	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6.85%
DELAWARE IVY HIGH INCOME FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	51.48%
DELAWARE IVY HIGH INCOME FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.18%
DELAWARE IVY HIGH INCOME FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.10%
DELAWARE IVY HIGH INCOME FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	44.96%
DELAWARE IVY HIGH INCOME FUND CLASS R	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	5.65%
DELAWARE IVY HIGH INCOME FUND CLASS R	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	42.48%
DELAWARE IVY HIGH INCOME FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE	18.75%

	BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901
DELAWARE IVY HIGH INCOME FUND CLASS R6	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	6.00%
DELAWARE IVY HIGH INCOME FUND CLASS R6	LINCOLN INVESTMENT PLANNING LLC FBO LINCOLN CUSTOMERS 601 OFFICE CENTER DRIVE SUITE 300 FORT WASHINGTON PA 19034	7.21%
DELAWARE IVY HIGH INCOME FUND CLASS R6	MATRIX TRUST COMPANY CUST. FBO CONNECTYOURCARE, LLC 717 17TH STREET SUITE 1300 DENVER CO 80202	8.10%
DELAWARE IVY HIGH INCOME FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.91%
DELAWARE IVY HIGH INCOME FUND CLASS R6	NATIONWIDE TRUSTCO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.07%
DELAWARE IVY HIGH INCOME FUND CLASS R6	NATIONWIDE TRUSTCO FSB FBO PARTICIPATING RETIREMENT PLANS NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.90%
DELAWARE IVY HIGH INCOME FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	26.74%
DELAWARE IVY HIGH INCOME FUND CLASS Y	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	12.38%
DELAWARE IVY HIGH INCOME FUND CLASS Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	8.25%
DELAWARE IVY HIGH INCOME FUND CLASS Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.42%

MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers as described below:

•
Transfer Agent: Delaware Investments® Fund Services Company (DIFSC), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Fund will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Fund. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.
•
Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (BNYMIS) provides subtransfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds' transfer agency expenses.

•
Fund Accountants: The Bank of New York Mellon (BNY Mellon), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis.

•
Custodian: BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds' custodian for their investments in foreign securities.

•	Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.
•	Independent Registered Public Accountants: PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for each Trust.
•	Securities Lending Agent: BNY Mellon serves as the Funds’ securities lending agent.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

Additional Information.

More information about the Acquiring Funds and Acquired Funds is included in the following documents. The prospectuses for the Acquiring Funds and Acquired Funds are incorporated herein by reference and considered a part of this Information Statement/Prospectus, along with the SAI (relating to this Information Statement/Prospectus), each of which have been filed with the SEC.

•	Delaware Ivy Total Return Bond Fund (Acquired Fund) Prospectus dated January 29, 2024 (File No. 033-45961)
•	Delaware Ivy Global Bond Fund (Acquiring Fund) Prospectus dated July 31, 2023 (File No. 033-45961)
•	Supplement dated February 21, 2024 to the Acquiring Fund Prospectus
•	Supplement dated January 17, 2024 to the Acquiring Fund Prospectus
•	Supplement dated December 29, 2023 to the Acquiring Fund Prospectus
•	Supplement dated September 28, 2023 to the Acquiring Fund Prospectus
•	Delaware Ivy High Yield Fund (Acquired Fund) Prospectus dated January 29, 2024 (File No. 033-45961)

•	Delaware Ivy High Income Fund (Acquiring Fund) Prospectus dated July 31, 2023 (File No. 033-45961)
•	Supplement dated January 17, 2024 to the Acquiring Fund Prospectus
•	Supplement dated December 29, 2023 to the Acquiring Fund Prospectus
•	Supplement dated November 29, 2023 to the Acquiring Fund Prospectus
•	Supplement dated September 28, 2023 to the Acquiring Fund Prospectus

You may request free copies of the Funds’ Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/literature; by writing or calling your financial advisor or by calling toll‑free at 800 523-1918.

This Information Statement/Prospectus, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials are available on the SEC’s website at www.SEC.gov. To request information regarding the Funds, you may also send an email to the SEC at publicinfo@sec.gov.

EXHIBITS TO
INFORMATION STATEMENT/PROSPECTUS
Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [__] day of [_______], 2024 by and among (i) each of the Delaware Funds by Macquarie open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each

Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
(b) The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property that can legally be transferred, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”).  For the avoidance of doubt, (i) any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder; and (ii) Assets shall not include any assets or property that cannot be transferred to the Acquiring Fund pursuant to applicable law or regulation.
(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a).  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.
(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s valuation designee (“Valuation Time”).  On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.
(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.  All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.
(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the

Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:
(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of the Target Entity;
(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;
(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are designated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.
(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.  To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.  As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code.  The Target Fund

(including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date.  The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights.  In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;
(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself.  The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns.  The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:
(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;
(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any)  required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represent and warrant as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.
5.	COVENANTS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
(b) If required by the 1940 Act or other applicable law, the Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.
(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.
(d) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(g) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
(h) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
(k) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
(l) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS
6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and
(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
(c) If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);
(d) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;
(f) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of each of the Target Entity and Acquiring Entity.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2. If required by the 1940 Act or other applicable law, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of a Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;
8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.
9.	EXPENSES
9.1. With respect to each Reorganization, the cost of such Reorganization will be paid 1/3 by Management and 2/3 by the applicable Target Fund(s) and Acquiring Fund(s) allocated by total Target and Acquiring Funds’ assets under management.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND
10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
 THIS AGREEMENT MAY BE TERMINATED AND THE TRANSACTIONS CONTEMPLATED HEREBY MAY BE ABANDONED WITH RESPECT TO ONE OR MORE (OR ALL) REORGANIZATIONS BY MUTUAL AGREEMENT OF THE PARTIES.
13.	AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.
14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers of this Agreement or any certificates or other documentation shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.

Delaware Group Adviser Funds
Delaware Group Equity Funds II
Delaware Group Equity Funds IV
Delaware Group Global & International
  Funds
Delaware Group Income Funds
Delaware Group Limited-Term Government
  Funds
Delaware VIP Trust
Ivy Funds
Ivy Variable Insurance Portfolios
Voyageur Intermediate Tax Free Funds
Voyageur Mutual Funds III
Voyageur Tax Free Funds,
each on behalf of its respective series
   identified on Exhibit A hereto

By:
Name:
Title:

With respect to Section 9.1 only, Delaware Management Company, a series of Macquarie Investment Management Business Trust

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY		ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY
Group A Info Statement Funds
Delaware Ivy Total Return Bond Fund, a series of Ivy Funds	Delaware Ivy Global Bond Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R6	Class R6
Delaware Ivy High Yield Fund, a series of Ivy Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Class A	Class A
Class I	Class I
Class R6	Class R6
Group B Proxy Statement Funds
Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Ivy Core Bond Fund, a series of Ivy Funds	Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A
Delaware Ivy Accumulative Fund, a series of Ivy Funds	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I

Delaware Select Growth Fund, a series of Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Delaware Mid Cap Growth Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Small Cap Growth Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Delaware Ivy Value Fund, a series of Ivy Funds	Delaware Value Fund, a series of Delaware Group Equity Funds II
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A
Delaware Global Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Class A	Class A
Institutional Class	Class I
Class R6	Class R6
Delaware Global Equity Fund II1, a series of Ivy Funds	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C

1 Formerly, Delaware Global Value Equity Fund.

Class I	Class I
Class R	Class R
Class R6	Class R6
Class Y	Class Y
Delaware International Equity Fund[2], a series of Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6
Delaware Ivy International Fund II3, a series of Ivy Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Class A	Class A
Class I	Class I
Class R6	Class R6
Group C Proxy Statement Funds
Delaware Ivy Government Securities Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Class R6
Group D Proxy Statement Funds
Delaware Tax-Free Minnesota Intermediate Fund, a series of Voyageur Intermediate Tax Free Funds	Delaware Tax-Fee Minnesota Fund, a series of Voyageur Tax Free Funds
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Group E Proxy Statement Funds – VIP Funds
Delaware VIP Global Equity, a series of Ivy Variable Insurance Portfolios	Delaware Ivy VIP Global Growth, a series of Ivy Variable Insurance Portfolios
Class II	Class II

2 Formerly, Delaware International Value Equity Fund.
3 Formerly, Delaware Global Value Equity Fund.

Delaware VIP International Series, a series of Delaware VIP Trust	Delaware Ivy VIP International Core Equity, a series of Ivy Variable Insurance Portfolios
Standard Class	Class I
Service Class	Class II

Schedule 1.2(b)
Excluded Assets

[None]

Schedule 1.2(c)
Excluded Liabilities

[None]

Schedule 4.1(h)
Target Fund Litigation, Administrative Proceedings and Investigations

[None]

Schedule 4.1(t)
Target Fund Tax Returns
[None]

Schedule 4.2(g)
Acquiring Fund Litigation, Administrative Proceedings and Investigations
[None]

Schedule 8.6
Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past five years. On April 30, 2021, Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business, acquired the investment management business of Waddell & Reed Financial, Inc., including Ivy Investment Management Company, the Funds’ prior investment manager. The performance shown from before April 30, 2021 are from the Funds’ prior investment manager. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  With the exception of the periods indicated below, the information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with each Fund’s financial statements, are included in each Fund’s annual report, which are available upon request by calling 800 523-1918.
Fiscal periods ended prior to (i) September 30, 2021 for Delaware Ivy Total Return Bond Fund and Delaware Ivy High Yield Fund, and (ii) March 31, 2021 for Delaware Ivy Global Bond Fund and Delaware Ivy High Income Fund were audited by the Funds’ prior independent registered public accounting firm. The information for the six-month periods ended September 30, 2023 for Delaware Ivy Global Bond Fund and Delaware Ivy High Income Fund is unaudited.

Financial highlights
Delaware Ivy Total Return Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.49	$10.16	$10.22	$10.22	$10.02

Income (loss) from investment operations:
Net investment income[1]	0.22	0.08	0.10	0.09	0.17
Net realized and unrealized gain (loss)	0.09	(1.50)	(0.04)	0.10	0.52
Total from investment operations	0.31	(1.42)	0.06	0.19	0.69

Less dividends and distributions from:
Net investment income	(0.82)	(0.09)	(0.02)	(0.16)	(0.49)
Net realized gain	—	(0.16)	(0.10)	(0.03)	—
Total dividends and distributions	(0.82)	(0.25)	(0.12)	(0.19)	(0.49)

Net asset value, end of period	$7.98	$8.49	$10.16	$10.22	$10.22

Total return[2]	3.56%	(14.25)%	0.77%	2.07%	7.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,782	$7,125	$13[3]	$23[3]	$23[3]
Ratio of expenses to average net assets[4]	1.21%	1.33%	1.24%	1.22%	1.22%
Ratio of expenses to average net assets prior to fees waived[4]	2.31%	1.59%	1.42%	1.41%	1.40%
Ratio of net investment income to average net assets	2.62%	0.81%	0.95%	0.90%	0.74%
Ratio of net investment income to average net assets prior to fees waived	1.52%	0.55%	0.77%	0.71%	1.56%
Portfolio turnover	127%	105%	119%	112%	121%
[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Total Return Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.33	$10.03	$10.10	$10.10	$9.91

Income (loss) from investment operations:
Net investment income[1]	0.15	— [2]	0.02	0.02	0.10
Net realized and unrealized gain (loss)	0.11	(1.47)	(0.03)	0.10	0.51
Total from investment operations	0.26	(1.47)	(0.01)	0.12	0.61

Less dividends and distributions from:
Net investment income	(0.71)	(0.07)	(0.01)	(0.10)	(0.42)
Net realized gain	—	(0.16)	(0.05)	(0.03)	—
Total dividends and distributions	(0.71)	(0.23)	(0.06)	(0.12)	(0.42)

Net asset value, end of period	$7.88	$8.33	$10.03	$10.10	$10.10

Total return[3]	2.93%	(14.92)%	(0.17)%	1.32%	6.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$175	$348	$1[4]	$5[4]	$4[4]
Ratio of expenses to average net assets[5]	1.95%	2.08%	1.95%	1.92%	1.92%
Ratio of expenses to average net assets prior to fees waived[5]	3.15%	2.58%	2.13%	2.11%	2.10%
Ratio of net investment income to average net assets	1.83%	0.05%	0.22%	0.20%	1.05%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.63%	(0.45)%	0.04%	0.01%	0.87%
Portfolio turnover	127%	105%	119%	112%	121%
[1]		Calculated using average shares outstanding.
[2]		Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]		Net assets reported in millions.

[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Total Return Bond Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.54	$10.20	$10.25	$10.26	$10.06

Income (loss) from investment operations:
Net investment income[1]	0.23	0.10	0.12	0.11	0.20
Net realized and unrealized gain (loss)	0.11	(1.50)	(0.02)	0.09	0.51
Total from investment operations	0.34	(1.40)	0.10	0.20	0.71

Less dividends and distributions from:
Net investment income	(0.83)	(0.10)	(0.03)	(0.18)	(0.51)
Net realized gain	—	(0.16)	(0.12)	(0.03)	—
Total dividends and distributions	(0.83)	(0.26)	(0.15)	(0.21)	(0.51)

Net asset value, end of period	$8.05	$8.54	$10.20	$10.25	$10.26

Total return[2]	3.93%	(14.03)%	0.96%	2.19%	7.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,323	$37,651	$99[3]	$102[3]	$120[3]
Ratio of expenses to average net assets[4]	0.97%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived[4]	1.91%	1.27%	1.23%	1.24%	1.23%
Ratio of net investment income to average net assets	2.81%	1.10%	1.20%	1.12%	1.98%
Ratio of net investment income to average net assets prior to fees waived	1.87%	0.83%	0.98%	0.88%	1.75%
Portfolio turnover	127%	105%	119%	112%	121%
[1]		Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]		Net assets reported in millions.
[4]		Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Total Return Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.57	$10.23	$10.28	$10.28	$10.08

Income (loss) from investment operations:
Net investment income[1]	0.24	0.12	0.14	0.13	0.21
Net realized and unrealized gain (loss)	0.11	(1.51)	(0.03)	0.09	0.51
Total from investment operations	0.35	(1.39)	0.11	0.22	0.72

Less dividends and distributions from:
Net investment income	(0.88)	(0.11)	(0.03)	(0.19)	(0.52)
Net realized gain	—	(0.16)	(0.13)	(0.03)	—
Total dividends and distributions	(0.88)	(0.27)	(0.16)	(0.22)	(0.52)

Net asset value, end of period	$8.04	$8.57	$10.23	$10.28	$10.28

Total return[2]	3.94%	(13.95)%	1.08%	2.41%	7.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,639	$34,574	$60 [3]	$56 [3]	$70 [3]
Ratio of expenses to average net assets[4]	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of expenses to average net assets prior to fees waived[4]	1.78%	1.13%	1.06%	1.07%	1.06%
Ratio of net investment income to average net assets	2.88%	1.26%	1.33%	1.24%	2.11%
Ratio of net investment income to average net assets prior to fees waived	1.97%	1.00%	1.14%	1.04%	1.92%
Portfolio turnover	127%	105%	119%	112%	121%
[1]		Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]		Net assets reported in millions.
[4]		Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Global Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1] (Unaudited)	Year ended
		3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.57	$10.26	$9.26	$9.71	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.16	0.24	0.25	0.32	0.34	0.32
Net realized and unrealized gain (loss)	(0.35)	(0.44)	(0.69)	0.95	(0.59)	0.01
Total from investment operations	(0.19)	(0.20)	(0.44)	1.27	(0.25)	0.33

Less dividends and distributions from:
Net investment income	(0.16)	(0.28)	(0.25)	(0.27)	(0.20)	(0.28)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.16)	(0.28)	(0.25)	(0.27)	(0.20)	(0.30)

Net asset value, end of period	$8.74	$9.09	$9.57	$10.26	$9.26	$9.71

Total return[3]	(2.10)%	(2.00)%	(4.39)%	13.77%	(2.69)%	3.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,581	$111,266	$150,133	$178 [4]	$170 [4]	$211 [4]
Ratio of expenses to average net assets[5]	0.96%	0.96%	0.96%	0.96%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	1.24%	1.19%	1.20%	1.22%	1.23%
Ratio of net investment income to average net assets	3.58%	2.64%	2.46%	3.18%	3.43%	3.32%
Ratio of net investment income to average net assets prior to fees waived	3.48%	2.36%	2.23%	2.94%	3.20%	3.08%
Portfolio turnover	71%	124%	50%	43%	38%	35%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Global Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1] (Unaudited)	Year ended
		3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.57	$10.25	$9.26	$9.71	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.13	0.17	0.17	0.25	0.26	0.25
Net realized and unrealized gain (loss)	(0.36)	(0.43)	(0.68)	0.94	(0.59)	0.01
Total from investment operations	(0.23)	(0.26)	(0.51)	1.19	(0.33)	0.26

Less dividends and distributions from:
Net investment income	(0.13)	(0.22)	(0.17)	(0.20)	(0.12)	(0.21)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.13)	(0.22)	(0.17)	(0.20)	(0.12)	(0.23)

Net asset value, end of period	$8.73	$9.09	$9.57	$10.25	$9.26	$9.71

Total return[3]	(2.59)%	(2.68)%	(5.04)%	12.81%	(3.42)%	2.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,662	$2,675	$3,499	$4 [4]	$6 [4]	$9 [4]
Ratio of expenses to average net assets[5]	1.71%	1.71%	1.72%	1.72%	1.74%	1.73%
Ratio of expenses to average net assets prior to fees waived[5]	1.81%	2.06%	1.97%	1.96%	1.98%	1.93%
Ratio of net investment income to average net assets	2.82%	1.91%	1.69%	2.45%	2.68%	2.58%
Ratio of net investment income to average net assets prior to fees waived	2.72%	1.56%	1.44%	2.21%	2.44%	2.38%
Portfolio turnover	71%	124%	50%	43%	38%	35%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.

[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy Global Bond Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1] (Unaudited)	Year ended
		3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.57	$10.25	$9.26	$9.71	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.17	0.26	0.27	0.35	0.36	0.34
Net realized and unrealized gain (loss)	(0.35)	(0.43)	(0.68)	0.93	(0.59)	0.01
Total from investment operations	(0.18)	(0.17)	(0.41)	1.28	(0.23)	0.35

Less dividends and distributions from:
Net investment income	(0.17)	(0.31)	(0.27)	(0.29)	(0.22)	(0.30)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.17)	(0.31)	(0.27)	(0.29)	(0.22)	(0.32)

Net asset value, end of period	$8.74	$9.09	$9.57	$10.25	$9.26	$9.71

Total return[3]	(1.97)%	(1.76)%	(4.08)%	13.90%	(2.45)%	3.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,737	$179,446	$198,358	$241 [4]	$204 [4]	$240 [4]
Ratio of expenses to average net assets[5]	0.71%	0.72%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to fees waived[5]	0.81%	0.75%	0.86%	0.89%	0.89%	0.88%
Ratio of net investment income to average net assets	3.83%	2.91%	2.67%	3.39%	3.67%	3.58%
Ratio of net investment income to average net assets prior to fees waived	3.73%	2.88%	2.55%	3.24%	3.52%	3.44%
Portfolio turnover	71%	124%	50%	43%	38%	35%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests

Financial highlights
Delaware Ivy Global Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1] (Unaudited)	Year ended
		3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.57	$10.26	$9.26	$9.71	$9.69

Income (loss) from investment operations:
Net investment income[2]	0.17	0.26	0.27	0.34	0.36	0.34
Net realized and unrealized gain (loss)	(0.35)	(0.43)	(0.68)	0.95	(0.58)	0.01
Total from investment operations	(0.18)	(0.17)	(0.41)	1.29	(0.22)	0.35

Less dividends and distributions from:
Net investment income	(0.17)	(0.31)	(0.28)	(0.29)	(0.23)	(0.31)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.17)	(0.31)	(0.28)	(0.29)	(0.23)	(0.33)

Net asset value, end of period	$8.74	$9.09	$9.57	$10.26	$9.26	$9.71

Total return[3]	(1.96)%[4]	(1.75)%	(4.14)%	14.02%	(2.42)%	3.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,656	$132,679	$143,870	$62 [5]	$23 [5]	$31 [5]
Ratio of expenses to average net assets[6]	0.67%	0.73%	0.70%	0.72%	0.73%	0.71%
Ratio of expenses to average net assets prior to fees waived[6]	0.77%	0.73%	0.70%	0.72%	0.73%	0.71%
Ratio of net investment income to average net assets	3.87%	2.90%	2.65%	3.32%	3.69%	3.61%
Ratio of net investment income to average net assets prior to fees waived	3.77%	2.90%	2.65%	3.32%	3.69%	3.61%
Portfolio turnover	71%	124%	50%	43%	38%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Yield Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$7.96	$10.24	$9.72	$9.88	$9.81

Income (loss) from investment operations:
Net investment income[1]	0.53	0.47	0.47	0.48	0.52
Net realized and unrealized gain (loss)	0.24	(1.98)	0.54	(0.16)	0.06
Total from investment operations	0.77	(1.51)	1.01	0.32	0.58

Less dividends and distributions from:
Net investment income	(0.56)	(0.50)	(0.49)	(0.48)	(0.51)
Net realized gain	—	(0.27)	—	—	—
Total dividends and distributions	(0.56)	(0.77)	(0.49)	(0.48)	(0.51)

Net asset value, end of period	$8.17	$7.96	$10.24	$9.72	$9.88

Total return[2]	9.81%	(15.64)%	10.50%	3.40%	6.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,584	$9,968	$14 [3]	$15 [3]	$10 [3]
Ratio of expenses to average net assets[4]	0.97%	0.99%	0.99%	0.99%	1.00%
Ratio of expenses to average net assets prior to fees waived[4]	1.41%	1.28%	1.13%	1.16%	1.15%
Ratio of net investment income to average net assets	6.37%	5.05%	4.64%	5.02%	5.32%
Ratio of net investment income to average net assets prior to fees waived	5.93%	4.76%	4.50%	4.85%	5.17%
Portfolio turnover	42%	47%	83%	80%	69%
[1]		Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]		Net assets reported in millions.
[4]		Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Yield Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$7.96	$10.25	$9.72	$9.88	$9.81

Income (loss) from investment operations:
Net investment income[1]	0.55	0.49	0.50	0.51	0.54
Net realized and unrealized gain (loss)	0.24	(1.98)	0.54	(0.17)	0.07
Total from investment operations	0.79	(1.49)	1.04	0.34	0.61

Less dividends and distributions from:
Net investment income	(0.58)	(0.53)	(0.51)	(0.50)	(0.54)
Net realized gain	—	(0.27)	—	—	—
Total dividends and distributions	(0.58)	(0.80)	(0.51)	(0.50)	(0.54)

Net asset value, end of period	$8.17	$7.96	$10.25	$9.72	$9.88

Total return[2]	10.07%	(15.51)%	10.91%	3.68%	6.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,884	$32,938	$85 [3]	$87 [3]	$54 [3]
Ratio of expenses to average net assets[4]	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[4]	1.13%	1.03%	0.97%	1.01%	1.02%
Ratio of net investment income to average net assets	6.62%	5.23%	4.90%	5.30%	5.60%
Ratio of net investment income to average net assets prior to fees waived	6.21%	4.92%	4.65%	5.01%	5.30%
Portfolio turnover	42%	47%	83%	80%	69%
[1]		Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]		Net assets reported in millions.
[4]		Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Yield Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.01	$10.24	$9.71	$9.88	$9.80

Income (loss) from investment operations:
Net investment income[1]	0.56	0.49	0.50	0.51	0.54
Net realized and unrealized gain (loss)	0.24	(1.99)	0.54	(0.18)	0.08
Total from investment operations	0.80	(1.50)	1.04	0.33	0.62

Less dividends and distributions from:
Net investment income	(0.58)	(0.46)	(0.51)	(0.50)	(0.54)
Net realized gain	—	(0.27)	—	—	—
Total dividends and distributions	(0.58)	(0.73)	(0.51)	(0.50)	(0.54)

Net asset value, end of period	$8.23	$8.01	$10.24	$9.71	$9.88

Total return[2]	10.15%	(15.56)%	10.92%	3.58%	6.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15	$14	$35 [3]	$40 [3]	$38 [3]
Ratio of expenses to average net assets[4]	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[4]	1.12%	0.87%	0.80%	0.83%	0.84%
Ratio of net investment income to average net assets	6.68%	5.20%	4.91%	5.29%	5.59%
Ratio of net investment income to average net assets prior to fees waived	6.28%	5.05%	4.83%	5.18%	5.47%
Portfolio turnover	42%	47%	83%	80%	69%
[1]		Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]		Net assets reported in millions.
[4]		Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1] (Unaudited)	Year ended
		3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.22	0.44	0.46	0.41	0.49	0.50
Net realized and unrealized gain (loss)	(0.10)	(0.86)	(0.38)	1.21	(1.29)	(0.29)
Total from investment operations	0.12	(0.42)	0.08	1.62	(0.80)	0.21

Less dividends and distributions from:
Net investment income	(0.21)	(0.44)	(0.45)	(0.43)	(0.49)	(0.50)
Total dividends and distributions	(0.21)	(0.44)	(0.45)	(0.43)	(0.49)	(0.50)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.09%	(6.02)%[4]	1.09%[5]	28.16%	(12.03)%	2.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,111,081	$1,196,375	$1,576,813	$1,816 [6]	$1,465 [6]	$1,930 [6]
Ratio of expenses to average net assets[7]	0.98%	1.00%	0.95%	0.97%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[7]	0.98%	1.02%	0.95%	0.97%	0.95%	0.95%
Ratio of net investment income to average net assets	7.36%	7.38%	6.44%	6.16%	6.89%	6.81%
Ratio of net investment income to average net assets prior to fees waived	7.36%	7.36%	6.44%	6.16%	6.89%	6.81%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.

[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Income Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1] (Unaudited)	Year ended
		3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.22	0.45	0.47	0.43	0.50	0.52
Net realized and unrealized gain (loss)	(0.09)	(0.85)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.13	(0.40)	0.10	1.64	(0.79)	0.23

Less dividends and distributions from:
Net investment income	(0.22)	(0.46)	(0.47)	(0.45)	(0.50)	(0.52)
Total dividends and distributions	(0.22)	(0.46)	(0.47)	(0.45)	(0.50)	(0.52)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.22%	(5.79)%	1.31%[4]	28.44%	(11.83)%	3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,001,071	$1,035,891	$1,454,150	$1,868 [5]	$1,487 [5]	$2,058 [5]
Ratio of expenses to average net assets[6]	0.73%	0.75%	0.74%	0.75%	0.73%	0.72%
Ratio of net investment income to average net assets	7.60%	7.61%	6.66%	6.38%	7.11%	7.05%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Ivy High Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/23[1] (Unaudited)	Year ended
		3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.23	0.46	0.48	0.44	0.51	0.53
Net realized and unrealized gain (loss)	(0.10)	(0.86)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.13	(0.40)	0.11	1.65	(0.78)	0.24

Less dividends and distributions from:
Net investment income	(0.22)	(0.46)	(0.48)	(0.46)	(0.51)	(0.53)
Total dividends and distributions	(0.22)	(0.46)	(0.48)	(0.46)	(0.51)	(0.53)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.23%	(5.68)%	1.45%[4]	28.63%	(11.69)%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,154	$59,659	$64,630	$67 [5]	$64 [5]	$71 [5]
Ratio of expenses to average net assets[6]	0.69%	0.64%	0.60%	0.60%	0.58%	0.56%
Ratio of net investment income to average net assets	7.70%	7.78%	6.78%	6.54%	7.27%	7.22%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

PART B
STATEMENT OF ADDITIONAL INFORMATION
 Dated March 4, 2024

Acquisition of the Assets of:
DELAWARE IVY TOTAL RETURN BOND FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY GLOBAL BOND FUND (a series of Ivy Funds)

Acquisition of the Assets of:
DELAWARE IVY HIGH YIELD FUND (a series of Ivy Funds)
By and in exchange for shares of:
DELAWARE IVY HIGH INCOME FUND (a series of Ivy Funds)

Delaware Funds® by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated March 4, 2024 (the “Information Statement/Prospectus”) relating to the reorganizations (each, a “Reorganization” and together, the “Reorganizations”) of each Fund identified below under the heading “Acquired Fund” (each, an “Acquired Fund” and together, the “Acquired Funds”), each a series of Ivy Funds (the “Trust”), into the corresponding series identified below under the heading “Acquiring Fund” (each, an “Acquiring Fund,” and together, the “Acquiring Funds”), each also a series of the Trust.

Acquired Fund	Acquiring Fund
Delaware Ivy Total Return Bond Fund	Delaware Ivy Global Bond Fund
Delaware Ivy High Yield Fund	Delaware Ivy High Income Fund

The Information Statement/Prospectus relating to the above referenced matters may be obtained without charge from the Trust, on behalf of each Acquired Fund and the corresponding Acquiring Fund, by calling the telephone number above or by writing to the Trust at: Delaware Funds by Macquarie, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).
1

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3

INCORPORATION OF DOCUMENTS BY REFERENCE	3

SUPPLEMENTAL FINANCIAL INFORMATION	4

2

GENERAL INFORMATION
The Board of Trustees (the “Board”) of the Trust, on behalf of their respective series, reviewed and approved a Plan of Reorganization (a “Plan”) that provides for the Reorganization of each Acquired Fund with and into a corresponding Acquiring Fund. The Board determined that each Reorganization is in the best interests of the respective Acquired Fund and Acquiring Fund and that the interests of shareholders of each Acquired Fund and Acquiring Fund will not be diluted as a result of the Reorganization.
Pursuant to the Plan, the Reorganization of each Acquired Fund listed below into the corresponding Acquiring Fund will consist of: (i) the acquisition by the Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, $0.001 par value per share, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by the Trust, on behalf of an Acquiring Fund, of the liabilities of the applicable Acquired Fund as set forth in the Plan; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.

Acquired Fund	Acquiring Fund
Delaware Ivy Total Return Bond Fund, a series of Ivy Funds	Delaware Ivy Global Bond Fund, a series of Ivy Funds
Delaware Ivy High Yield Fund, a series of Ivy Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Further information is included in the Information Statement/Prospectus and in the documents listed below that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganizations, consists of this document and the following described documents, each of which is incorporated by reference herein:

ACQUIRED FUNDS

•
Statement of Additional Information dated January 29, 2024 for Ivy Funds (the “Acquired – Ivy Funds SAI”), with respect to Delaware Ivy Total Return Bond Fund and Delaware Ivy High Yield Fund (filed via EDGAR on January 26, 2024, Accession No. 0001145443-24-000014).

•
The audited financial statements and related report of the independent public accounting firm in the Ivy Funds Annual Report to Shareholders for the fiscal year ended September 30, 2023, with respect to Delaware Ivy Total Return Bond Fund and Delaware Ivy High Yield Fund (filed via EDGAR on December 6, 2023, Accession No. 0001206774-23-001307).

ACQUIRING FUNDS

•
Statement of Additional Information dated July 31, 2023 for Ivy Funds (the “Acquiring – Ivy Funds SAI”), with respect to Delaware Ivy Global Bond Fund and Delaware Ivy High Income Fund (filed via EDGAR on July 28, 2023, Accession No. 0001145443-23-000137).

•
Supplement dated January 17, 2024 to the Acquiring – Ivy Funds SAI, with respect to Delaware Ivy Global Bond Fund and Delaware Ivy High Income Fund (filed via EDGAR on January 17, 2024, Accession No. 0001137439-24-000420).

3

•	Supplement dated November 29, 2023 to the Acquiring – Ivy Funds SAI, with respect to Delaware Ivy High Income Fund (filed via EDGAR on November 29, 2023, Accession No. 0001137439-23-001419).
•
The unaudited financial statements included in the Ivy Funds Semi-Annual Report to Shareholders for the reporting period ended September 30, 2023, with respect to Delaware Ivy Global Bond Fund and Delaware Ivy High Income Fund (filed via EDGAR on December 4, 2023, Accession No. 0001206774-23-001296).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2023, with respect to Delaware Ivy Global Bond Fund and Delaware Ivy High Income Fund (filed via EDGAR on June 12, 2023, Accession No. 0001206774-23-000759).

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees of each Acquiring Fund and each Acquired Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the “INFORMATION ABOUT THE FUNDS” section of the Information Statement/Prospectus.

The Reorganizations will not result in any material changes to any Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Funds. In particular, each security held by each Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of such change is not required and is not included.

Additionally, there are no material differences in the valuation, tax, or accounting policies of the Acquired Funds as compared to those of each corresponding Acquiring Fund.
4